UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2018

Date of reporting period: March 29, 2018

Item 1. Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Annual Report

KraneShares Bosera MSCI China A Share ETF

KraneShares Zacks New China ETF

KraneShares CSI China Internet ETF

KraneShares E Fund China Commercial Paper ETF

KraneShares FTSE Emerging Markets Plus ETF

KraneShares MSCI One Belt One Road Index ETF

KraneShares Emerging Markets Consumer Technology Index ETF

KraneShares MSCI China Environment Index ETF

KraneShares Electric Vehicles and Future Mobility Index ETF

KraneShares MSCI All China Health Care Index ETF

March 31, 2018

Table of Contents

Management Discussion of Fund Performance (Unaudited)	1
Schedules of Investments
KraneShares Bosera MSCI China A Share ETF	24
KraneShares Zacks New China ETF	32
KraneShares CSI China Internet ETF	36
KraneShares E Fund China Commercial Paper ETF	38
KraneShares FTSE Emerging Markets Plus ETF	41
KraneShares MSCI One Belt One Road Index ETF	50
KraneShares Emerging Markets Consumer Technology Index ETF	55
KraneShares MSCI China Environment Index ETF	58
KraneShares Electric Vehicles and Future Mobility Index ETF	60
KraneShares MSCI All China Health Care Index ETF	64
Statements of Assets and Liabilities	67
Statements of Operations	71
Statements of Changes in Net Assets	75
Financial Highlights	82
Notes to Financial Statements	86
Report of Independent Registered Public Accounting Firm	106
Trustees and Officers of the Trust (Unaudited)	108
Approval of Investment Advisory Agreement (Unaudited)	110
Disclosure of Fund Expenses (Unaudited)	116
Notice to Shareholders (Unaudited)	118
Supplemental Information (Unaudited)	119

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-855-8KRANE8; and (ii) on the Commission’s website at http://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in large Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Management Discussion of Fund Performance (Unaudited)

Dear Shareholders:

We are pleased to send you the Annual Report for KraneShares exchange-traded funds (“ETFs”) for the 12-month period ended March 29, 2018.

For the period, the ETFs delivered the following total returns:

Fund	Return*	Underlying Index Return**		Morningstar Peer Group Median
KraneShares Bosera MSCI China A Share ETF (KBA)	22.68%•	17.99%•	(a)	24.43%•	(1)
KraneShares Zacks New China ETF (KFYP)	22.57%•	15.32%•	(b)	24.43%•	(1)
KraneShares CSI China Internet ETF (KWEB)	45.62%•	45.80%•	(c)	24.43%•	(1)
KraneShares E Fund China Commercial Paper ETF (KCNY)	13.44%•	14.52%•	(d)	10.17%•	(2)
KraneShares FTSE Emerging Markets Plus ETF (KEMP)	20.99%•	19.47%•	(e)	20.95%•	(3)
KraneShares MSCI One Belt One Road Index ETF (OBOR)	2.67%^	2.57%^	(f)	-5.57%^	(4)
KraneShares Emerging Markets Consumer Technology Index ETF (KEMQ)	5.92%^	8.02%^	(g)	5.10%^	(5)
KraneShares MSCI China Environment Index ETF (KGRN)	-4.56%^	-4.31%^	(h)	3.22%^	(6)
KraneShares Electric Vehicles and Future Mobility Index ETF (KARS)	-6.80%^	-7.13%^	(i)	-5.19%^	(7)
KraneShares MSCI All China Health Care Index ETF (KURE)	6.60%^	7.46%^	(j)	-7.79%^	(8)

____________

*       Return based on net asset value as of March 29, 2018

**     Return as of March 31, 2018

•      Return for one-year period

^      Return period since Fund inception (less than one-year period)

For comparison, below are the returns of broad-based U.S. and international market indexes, including emerging market and China indexes. The Funds do not track any of the below indexes but the indexes provide measures of the broad market performance of U.S. and international equities, including emerging market and China equities.

Index	One-Year Return**
S&P 500 Index	13.99%
JPMorgan EMBI Global Core Index	7.68%
MSCI Emerging Markets Index	21.71%
MSCI China A Index	8.72%

We are encouraged by the steady progress being made by China to increase access to local Mainland Chinese markets for international investors, as well as by the heightened demand and awareness of these markets by the global investor community.

•   We believe that China will continue to grow and be an essential element of a well-designed investment portfolio.

•   We believe that investors should have low-cost, transparent tools to obtain exposure to Chinese equity and fixed income markets.

Management Discussion of Fund Performance (Unaudited) (continued)

•   We are dedicated to helping investors obtain more complete passive market exposures and more balanced investment portfolios.

Thank you for investing with us.

Jonathan Krane, CEO

March 29, 2018

____________

*       Returns based on Net Asset Value

	Morningstar Peer Group Median	Morningstar Peer Group Name
(1)	24.43%	U.S. Fund China Region
(2)	10.17%	U.S. Fund Emerging Markets Local Currency Bond
(3)	20.95%	U.S. Fund Diversified Emerging Markets
(4)	-5.57%	U.S. Fund Infrastructure as of September 7, 2017
(5)	5.10%	U.S. Fund Diversified Emerging Markets as October 11, 2017
(6)	3.22%	U.S. Fund China Region as of October 12, 2017
(7)	-5.19%	U.S. Fund Industrials as of January 18, 2018
(8)	-7.79%	U.S. Fund China Region as of January 31, 2018

(a) The underlying index for KraneShares Bosera MSCI China A Share ETF (see definition on page 5).

(b) The underlying index for KraneShares Zacks New China ETF (see definition on page 7).

(c) The underlying index for KraneShares CSI China Internet ETF.

(d) The underlying index for KraneShares E Fund China Commercial Paper ETF.

(e) The underlying index for KraneShares FTSE Emerging Markets Plus ETF.

(f) The underlying index for KraneShares MSCI One Belt One Road Index ETF.

(g) The underlying index for KraneShares Emerging Markets Consumer Technology Index ETF.

(h) The underlying index for KraneShares MSCI China Environment Index ETF.

(i) The underlying index for KraneShares Electric Vehicles and Future Mobility Index ETF.

(j) The underlying index for KraneShares MSCI All China Health Care Index ETF.

The S&P 500 Index is a market capitalization weighted composite index of 500 large-cap U.S. companies.

The MSCI China A Index is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of large-cap and mid-cap Chinese securities (‘‘A Shares’’).

The JPMorgan EMBI Global Core Index is a broad, diverse U.S. dollar denominated emerging markets debt benchmark that tracks the total return of actively traded debt instruments in emerging market countries.

The MSCI Emerging Markets Index is a free-float adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Morningstar Fund China Region Category portfolios invest almost exclusively in stocks from China, Taiwan, and Hong Kong. These portfolios invest at least 70% of total assets in equities and invest at least 75% of stock assets in one specific region or a combination of China, Taiwan, and/or Hong Kong.

The Morningstar Fund Emerging Markets Local Currency Bond Category portfolios invest more than 65% of their assets in foreign bonds from developing countries in the local currency. Funds in this category have a mandate to maintain exposure to currencies of emerging markets. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe, Africa, the Middle East, and Asia.

Management Discussion of Fund Performance (Unaudited) (continued)

The Morningstar Fund Diversified Emerging Markets Category portfolios tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These portfolios invest predominantly in emerging market equities, but some funds also invest in both equities and fixed income investments from emerging markets.

The Morningstar Fund Infrastructure Category portfolios tend to invest more than 60% of their assets in stocks of companies engaged in infrastructure activities. Industries considered to be part of the infrastructure sector include: oil & gas midstream; waste management; airports; integrated shipping; railroads; shipping & ports; trucking; engineering & construction; infrastructure operations; and the utilities sector.

The Morningstar Fund Industrials Category portfolios seek capital appreciation by investing in equity securities of U.S. or non-U.S. companies that are engaged in services related to cyclical industries. This includes and is not limited to companies in aerospace and defense, automotive, chemicals, construction, environmental services, machinery, paper and transportation.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares Bosera MSCI China A Share ETF

The KraneShares Bosera MSCI China A Share ETF (the ‘‘Fund’’) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the MSCI China A Inclusion Index (the ‘‘Underlying Index’’).

The Underlying Index is designed to track the progressive partial inclusion of A shares in the MSCI Emerging Markets Index over time. The index is designed for global investors accessing the A shares market using the Stock Connect framework and is calculated using China A Stock Connect listings based on the offshore RMB exchange rate (CNH).

The Fund outperformed the Underlying Index due to changes in the values of securities held, liquidated and purchased in connection with index transition and rebalancing transactions.

China review

In the fiscal year from April 1, 2017 through March 29, 2018, global equity markets saw steady appreciation through late January followed by a correction due to rising concerns over inflation, interest rate hikes, and protectionist trade policies. Since then, markets have mostly recovered but with increased volatility. Chinese equities have performed in line with the rest of the world.

Despite the increase in volatility we see a number of bright spots for China’s capital markets.

•   Global institutional flows into China have increased leading up to the June 1st 2018 inclusion of Mainland listed Chinese securities (A-shares) into leading index provider MSCI’s Global Standard Indexes.

•   In 2017, Chinese E-Commerce sales surpassed $1 trillion USD for the first time. Total retail sales reached $5.8 trillion USD, surpassing total annual retail sales in the United States for the first time.

•   China’s equity market was up for the period, returning 29.6%, while China’s currency, the renminbi (RMB) saw steady appreciation, rising 9.4% against the US dollar.

•   The best performing sectors across China’s equity markets included Information Technology (+60.8%), Real Estate (+56.4%) and Consumer Staples (+56.3%).

•   The worst performing sectors across China’s equity markets were Utilities (+14.1%), Industrials (+3.1%) and Telecom (-9.7%).

By the Fund’s fiscal year end on March 29, 2018 (the ‘‘reporting period’’), the NAV of the Fund increased 22.68% for the year, while the Underlying Index increased 17.99%.

The Fund held 33% of the portfolio in Financials and 14% in the Industrial Sector.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares Bosera MSCI China A Share ETF (concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE TOTAL RETURN FOR THE PERIOD ENDED MARCH 29, 2018*†

	One Year Return			Three Year Return				Annualized Inception to Date
	Net Asset Value	Market Price^		Net Asset Value		Market Price^		Net Asset Value		Market Price^
KraneShares Bosera MSCI China A Share ETF	22.68%	22.74%	‡	-4.35	%‡	-3.73%	‡	11.60	‡%	12.02%	‡
Hybrid KBA Index**	N/A	17.99%	‡	N/A		-3.50%	‡	N/A		13.64%	‡
S&P 500 Index	N/A	13.99%	‡	N/A		10.78%	‡	N/A		11.06%	‡

*    The Fund commenced operations on March 4, 2014.

**   The Hybrid KBA Index consists of the MSCI China A Index from the inception of the Fund through October 23, 2014, the MSCI China A International Index from October 23, 2014 through December 26, 2017 and the MSCI China A Inclusion Index going forward. From October 23, 2014 through December 26, 2017, the Fund sought investment results that, before fees and expenses, corresponded to the price and yield performance of the MSCI China A International Index. Prior to October 23, 2014, the Fund sought investment results that, before fees and expenses, corresponded to the price and yield performance of the MSCI China A Index.

‡   Unaudited.

^    The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.

†   March 29, 2018 was the last business day of the Fund’s fiscal year. See Note 2 of the accompanying Notes to Financial Statements. Index returns are calculated through March 31, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-8KRANE8 (855-857-2638) or visit www.kraneshares.com. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, as supplemented, the Fund’s gross operating expense ratio is 0.84% and its net expense ratio is 0.64% due to an Expense Limitation Agreement whereby the Fund’s investment manager, Krane Funds Advisors, LLC, has contractually agreed to reduce its management fee to 0.58% of the Fund’s average daily net assets until July 31, 2018. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares Zacks New China ETF

The KraneShares Zacks New China ETF (the ‘‘Fund’’) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Zacks New China Index (the ‘‘Underlying Index’’).

The Underlying Index provides exposure to companies listed in Mainland China, Hong Kong and the United States whose primary business or businesses the index sponsor, Zacks Index Services (‘‘Zacks’’), has determined are important in the current Five-Year Plan of the central Chinese government.

The Fund outperformed the Underlying Index due to changes in the values of securities held, liquidated and purchased in connection with index rebalancing transactions.

China review

In the fiscal year from April 1, 2017 through March 29, 2018, global equity markets saw steady appreciation through late January followed by a correction due to rising concerns over inflation, interest rate hikes, and protectionist trade policies. Since then, markets have mostly recovered but with increased volatility. Chinese equities have performed in line with the rest of the world.

Despite the increase in volatility we see a number of bright spots for China’s capital markets.

•   Global institutional flows into China have increased leading up to the June 1st 2018 inclusion of Mainland listed Chinese securities (A-shares) into leading index provider MSCI’s Global Standard Indexes.

•   In 2017, Chinese E-Commerce sales surpassed $1 trillion USD for the first time. Total retail sales reached $5.8 trillion USD, surpassing total annual retail sales in the United States for the first time.

•   China’s equity market was up for the period, returning 29.6%, while China’s currency, the renminbi (RMB) saw steady appreciation, rising 9.4% against the US dollar.

•   The best performing sectors across China’s equity markets included Information Technology (+60.8%), Real Estate (+56.4%) and Consumer Staples (+56.3%).

•   The worst performing sectors across China’s equity markets were Utilities (+14.1%), Industrials (+3.1%) and Telecom (-9.7%).

By the Fund’s fiscal year end on March 29, 2018 (the ‘‘reporting period’’), the NAV of the Fund increased 22.57% for the year, while the Underlying Index increased 15.32%.

The Fund held 25% of the portfolio in Industrials and 21% in the Technology Sector.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares Zacks New China ETF (concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE TOTAL RETURN FOR THE PERIOD ENDED MARCH 29, 2018*†

	One Year Return			Three Year Return				Annualized Inception to Date
	Net Asset Value	Market Price^		Net Asset Value		Market Price^		Net Asset Value		Market Price^
KraneShares Zacks New China ETF	22.57%	21.52%	‡	11.29%	‡	11.31%	‡	14.72%	‡	14.37%	‡
Hybrid CSI Overseas China Five-Year Plan Index/Zacks New China Index**	N/A	15.32%	‡	N/A		10.18%	‡	N/A		14.02%	‡
S&P 500 Index	N/A	13.99%	‡	N/A		10.78%	‡	N/A		12.21%	‡

*    The Fund commenced operations on July 22, 2013.

**   The Hybrid CSI Overseas China Five-Year Plan Index/Zacks New China Index consists of the CSI Overseas China Five-Year Plan Index from the inception of the Fund through May 31, 2016, and the Zacks New China Index going forward. Prior to June 1, 2016, the Fund was known as the KraneShares CSI New China ETF and sought to provide investment results that, before fees and expenses, corresponded generally to the price and yield performance of the CSI Overseas China Five-Year Plan Index.

‡   Unaudited.

^    The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.

†   March 29, 2018 was the last business day of the Fund’s fiscal year. See Note 2 of the accompanying Notes to Financial Statements. Index returns are calculated through March 31, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-8KRANE8 (855-857-2638) or visit www.kraneshares.com. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, the Fund’s gross operating expense ratio is 0.84% and its net expense ratio is 0.72% due to an Expense Limitation Agreement whereby the Fund’s investment manager, Krane Funds Advisors, LLC, has contractually agreed to reduce its management fee in an amount equal to the fees paid by the Fund to counsel to the independent Trustees of the Trust until July 31, 2018. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares CSI China Internet ETF

The KraneShares CSI China Internet ETF (the ‘‘Fund’’) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the CSI Overseas China Internet Index (the ‘‘Underlying Index’’).

The Underlying Index is designed to measure the performance of the investable universe of publicly traded China-based companies whose primary business or businesses are in the Internet and Internet-related sectors (‘‘China Internet Companies’’), as defined by the index sponsor, China Securities Index Co., Ltd. (‘‘CSI’’).

China review

In the fiscal year from April 1, 2017 through March 29, 2018, global equity markets saw steady appreciation through late January followed by a correction due to rising concerns over inflation, interest rate hikes, and protectionist trade policies. Since then, markets have mostly recovered but with increased volatility. Chinese equities have performed in line with the rest of the world.

Despite the increase in volatility we see a number of bright spots for China’s capital markets.

•   Global institutional flows into China have increased leading up to the June 1st 2018 inclusion of Mainland listed Chinese securities (A-shares) into leading index provider MSCI’s Global Standard Indexes.

•   In 2017, Chinese E-Commerce sales surpassed $1 trillion USD for the first time. Total retail sales reached $5.8 trillion USD, surpassing total annual retail sales in the United States for the first time.

•   China’s equity market was up for the period, returning 29.6%, while China’s currency, the renminbi (RMB) saw steady appreciation, rising 9.4% against the US dollar.

•   The best performing sectors across China’s equity markets included Information Technology (+60.8%), Real Estate (+56.4%) and Consumer Staples (+56.3%).

•   The worst performing sectors across China’s equity markets were Utilities (+14.1%), Industrials (+3.1%) and Telecom (-9.7%).

By the Fund’s fiscal year end on March 29, 2018 (the ‘‘reporting period’’), the NAV of the Fund increased 45.62% for the year, while the Underlying Index increased 45.80%.

The Fund held 67% of the portfolio in Technology and 20% in the Consumer Discretionary Sector.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares CSI China Internet ETF (concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE TOTAL RETURN FOR THE PERIOD ENDED MARCH 29, 2018*†

	One Year Return			Three Year Return				Annualized Inception to Date
	Net Asset Value	Market Price^		Net Asset Value		Market Price^		Net Asset Value		Market Price^
KraneShares CSI China Internet ETF	45.62%	45.42%	‡	22.14	%‡	22.16%	‡	21.90	%‡	21.94%	‡
CSI Overseas China Internet Index	N/A	45.80%	‡	N/A		22.43%	‡	N/A		21.78%	‡
S&P 500 Index	N/A	13.99%	‡	N/A		10.78%	‡	N/A		12.41%	‡

*    The Fund commenced operations on July 31, 2013.

‡   Unaudited.

^    The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.

†   March 29, 2018 was the last business day of the Fund’s fiscal year. See Note 2 of the accompanying Notes to Financial Statements. Index returns are calculated through March 31, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-8KRANE8 (855-857-2638) or visit www.kraneshares.com. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, the Fund’s gross operating expense ratio is 0.81% and its net expense ratio is 0.72% due to an Expense Limitation Agreement whereby the Fund’s investment manager, Krane Funds Advisors, LLC, has contractually agreed to reduce its management fee in an amount equal to the fees paid by the Fund to counsel to the independent Trustees of the Trust until July 31, 2018. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares E Fund China Commercial Paper ETF

The KraneShares E Fund China Commercial Paper ETF (the ‘‘Fund’’) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the CSI Diversified High Grade Commercial Paper Index (the ‘‘Underlying Index’’).

The Underlying Index seeks to deliver a diversified basket of investment-grade (according to a Chinese ratings organization) on-shore renminbi (“RMB”)-denominated commercial paper issued by sovereign, quasi-sovereign and corporate issuers in the People’s Republic of China and traded in the inter-bank bond market. A commercial paper issue must have at least RMB ¥600 million outstanding and a remaining term to final maturity of no more than one year (365 days) and no less than one month (31 days).

China review

In the fiscal year from April 1, 2017 through March 29, 2018, global equity markets saw steady appreciation through late January followed by a correction due to rising concerns over inflation, interest rate hikes, and protectionist trade policies. Since then, markets have mostly recovered but with increased volatility. Chinese equities have performed in line with the rest of the world.

Despite the increase in volatility we see a number of bright spots for China’s capital markets.

•   Global institutional flows into China have increased leading up to the June 1st 2018 inclusion of Mainland listed Chinese securities (A-shares) into leading index provider MSCI’s Global Standard Indexes.

•   In 2017, Chinese E-Commerce sales surpassed $1 trillion USD for the first time. Total retail sales reached $5.8 trillion USD, surpassing total annual retail sales in the United States for the first time.

•   China’s equity market was up for the period, returning 29.6%, while China’s currency, the renminbi (RMB) saw steady appreciation, rising 9.4% against the US dollar.

By the Fund’s fiscal year end on March 29, 2018 (the ‘‘reporting period’’), the NAV of the Fund increased 13.44% for the year, while the Underlying Index increased 14.52%.

Yields in Mainland China’s Interbank Bond Market remained attractive. Short term yields on one-year maturities rose 0.45% year over year to 3.30%, or 1.20% higher than equivalent yields in the United States.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares E Fund China Commercial Paper ETF (concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED MARCH 29, 2018*†

	One Year Return			Three Year Return				Annualized Inception to Date
	Net Asset Value	Market Price^		Net Asset Value		Market Price^		Net Asset Value		Market Price^
KraneShares E Fund China Commercial Paper ETF	13.44%	13.73%	‡	2.52	%‡	2.63%	‡	2.31	%‡	2.21%	‡
CSI Diversified High Grade Commercial Paper Index	N/A	14.52%	‡	N/A		3.51%	‡	N/A		3.33%	‡
S&P U.S. Treasury Bill 3-6 Month Index**	N/A	1.08%	‡	N/A		0.60%	‡	N/A		0.56%	‡
S&P 500 Index	N/A	13.99%	‡	N/A		10.78%	‡	N/A		9.91%	‡

*    The Fund commenced operations on December 2, 2014.

**   Index added to provide a fixed income benchmark for fixed income funds.

‡   Unaudited.

^    The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.

†   March 29, 2018 was the last business day of the Fund’s fiscal year. See Note 2 of the accompanying Notes to Financial Statements. Index returns are calculated through March 31, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-8KRANE8 (855-857-2638) or visit www.kraneshares.com. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, the Fund’s gross operating expense ratio is 1.09% and its net expense ratio is 0.63% due to an Expense Limitation Agreement whereby the Fund’s investment manager, Krane Funds Advisors, LLC, has contractually agreed to reduce its management fee by 0.12% of the Fund’s average daily net assets until October 4, 2019, and has also contractually agreed to reduce its management fee in an amount equal to the fees paid by the Fund to counsel to the independent Trustees of the Trust until July 31, 2018. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares FTSE Emerging Markets Plus ETF

The KraneShares FTSE Emerging Markets Plus ETF (the ‘‘Fund’’) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the FTSE Emerging incl. China Overseas non-R/QFII GDP Weighted Index (the ‘‘Underlying Index’’).

The Underlying Index is a gross domestic product (‘‘GDP’’) weighted index of large and mid-cap issuers in emerging markets. As a result of the GDP weighting, the emerging markets with the largest GDPs have the heaviest weightings in the Underlying Index. As of March 29, 2018, the largest markets in the Underlying Index were China and India.

China review

In the fiscal year from April 1, 2017 through March 29, 2018, global equity markets saw steady appreciation through late January followed by a correction due to rising concerns over inflation, interest rate hikes, and protectionist trade policies. Since then, markets have mostly recovered but with increased volatility. Chinese equities have performed in line with the rest of the world.

Despite the increase in volatility we see a number of bright spots for China’s capital markets.

•   Global institutional flows into China have increased leading up to the June 1st 2018 inclusion of Mainland listed Chinese securities (A-shares) into leading index provider MSCI’s Global Standard Indexes.

•   In 2017, Chinese E-Commerce sales surpassed $1 trillion USD for the first time. Total retail sales reached $5.8 trillion USD, surpassing total annual retail sales in the United States for the first time.

•   China’s equity market was up for the period, returning 29.6%, while China’s currency, the renminbi (RMB) saw steady appreciation, rising 9.4% against the US dollar.

•   The best performing sectors across China’s equity markets included Information Technology (+60.8%), Real Estate (+56.4%) and Consumer Staples (+56.3%).

•   The worst performing sectors across China’s equity markets were Utilities (+14.1%), Industrials (+3.1%) and Telecom (-9.7%).

By the Fund’s fiscal year end on March 29, 2018 (the ‘‘reporting period’’), the NAV of the Fund increased 20.99% for the year, while the Underlying Index increased 19.47%.

The Fund held large country positions in China (39.6%) and India (14.8%), while 29% of the portfolio was in Financials, and 17% in the Technology Sector.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares FTSE Emerging Markets Plus ETF (concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE TOTAL RETURN FOR THE PERIOD ENDED MARCH 29, 2018*†

	One Year Return			Three Year Return				Annualized Inception to Date
	Net Asset Value	Market Price^		Net Asset Value		Market Price^		Net Asset Value		Market Price^
KraneShares FTSE Emerging Markets Plus ETF	20.99%	22.05%	‡	4.99	%‡	5.19%	‡	5.61	%‡	6.12%	‡
FTSE Emerging incl. China Overseas non-R/QFII GDP Weighted Index	N/A	19.47%	‡	N/A		5.61%	‡	N/A		6.65%	‡
S&P 500 Index	N/A	13.99%	‡	N/A		10.78%	‡	N/A		10.05%	‡

*    The Fund commenced operations on February 12, 2015.

‡   Unaudited.

^    The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.

†   March 29, 2018 was the last business day of the Fund’s fiscal year. See Note 2 of the accompanying Notes to Financial Statements. Index returns are calculated through March 31, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-8KRANE8 (855-857-2638) or visit www.kraneshares.com. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, as supplemented, the Fund’s gross operating expense ratio is 0.86% and its net expense ratio is 0.72% due to an Expense Limitation Agreement whereby the Fund’s investment manager, Krane Funds Advisors, LLC, has contractually agreed to reduce its management fees in an amount equal to any acquired fund fees and expenses incurred by the Fund from its investments in the KraneShares Bosera MSCI China A Share ETF until October 4, 2019, and has also contractually agreed to reduce its management fee in an amount equal to the fees paid by the Fund to counsel to the independent Trustees of the Trust until July 31, 2018. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares MSCI One Belt One Road Index ETF

The KraneShares MSCI One Belt One Road Index ETF (the ‘‘Fund’’) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the MSCI Global China Infrastructure Exposure Index (the ‘‘Underlying Index’’).

The Underlying Index is designed to represent the performance of listed companies within Developed, Emerging and Frontier markets whose revenues are likely to benefit from China infrastructure development from within a specified set of industries relevant to what has become known as the ‘One Belt, One Road’ (“OBOR”) investment program and development strategy promoted by China.

China review

In the fiscal year from April 1, 2017 through March 29, 2018, global equity markets saw steady appreciation through late January followed by a correction due to rising concerns over inflation, interest rate hikes, and protectionist trade policies. Since then, markets have mostly recovered but with increased volatility. Chinese equities have performed in line with the rest of the world.

Despite the increase in volatility we see a number of bright spots for China’s capital markets.

•   Global institutional flows into China have increased leading up to the June 1st 2018 inclusion of Mainland listed Chinese securities (A-shares) into leading index provider MSCI’s Global Standard Indexes.

•   In 2017, Chinese E-Commerce sales surpassed $1 trillion USD for the first time. Total retail sales reached $5.8 trillion USD, surpassing total annual retail sales in the United States for the first time.

•   China’s equity market was up for the period, returning 29.6%, while China’s currency, the renminbi (RMB) saw steady appreciation, rising 9.4% against the US dollar.

•   The best performing sectors across China’s equity markets included Information Technology (+60.8%), Real Estate (+56.4%) and Consumer Staples (+56.3%).

•   The worst performing sectors across China’s equity markets were Utilities (+14.1%), Industrials (+3.1%) and Telecom (-9.7%).

By the Fund’s fiscal period end on March 29, 2018 (the ‘‘reporting period’’), the NAV of the Fund increased 2.67% for the period, while the Underlying Index increased 2.57%.

The Fund held 37% of the portfolio in Industrials and 22% in the Materials Sector.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares MSCI One Belt One Road Index ETF (concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED MARCH 29, 2018*†

	Cumulative Inception to Date
	Net Asset Value	Market Price^
KraneShares MSCI One Belt One Road Index ETF	2.67%	4.31%	‡
MSCI Global China Infrastructure Exposure Index	N/A	2.57%	‡
S&P 500 Index	N/A	7.27%	‡

*    The Fund commenced operations on September 7, 2017.

‡   Unaudited.

^    The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.

†   March 29, 2018 was the last business day of the Fund’s fiscal year. See Note 2 of the accompanying Notes to Financial Statements. Index returns are calculated through March 31, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-8KRANE8 (855-857-2638) or visit www.kraneshares.com. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, as supplemented, the Fund’s gross operating expense ratio is 0.80% and its net expense ratio is 0.79% due to an Expense Limitation Agreement whereby the Fund’s investment manager, Krane Funds Advisors, LLC, has contractually agreed to reduce its management fee in an amount equal to the fees paid by the Fund to counsel to the independent Trustees of the Trust until July 31, 2018. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares Emerging Markets Consumer Technology Index ETF

The KraneShares Emerging Markets Consumer Technology Index ETF (the ‘‘Fund’’) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the Solactive Emerging Market Consumer Technology Index (the ‘‘Underlying Index’’).

The Underlying Index selects companies from 26 eligible countries in emerging markets whose primary business or businesses are internet retail, internet software/services, purchase, payment processing, or software for internet and E-Commerce transactions.

China review

In the fiscal year from April 1, 2017 through March 29, 2018, global equity markets saw steady appreciation through late January followed by a correction due to rising concerns over inflation, interest rate hikes, and protectionist trade policies. Since then, markets have mostly recovered but with increased volatility. Chinese equities have performed in line with the rest of the world.

Despite the increase in volatility we see a number of bright spots for China’s capital markets.

•   Global institutional flows into China have increased leading up to the June 1st 2018 inclusion of Mainland listed Chinese securities (A-shares) into leading index provider MSCI’s Global Standard Indexes.

•   In 2017, Chinese E-Commerce sales surpassed $1 trillion USD for the first time. Total retail sales reached $5.8 trillion USD, surpassing total annual retail sales in the United States for the first time.

•   China’s equity market was up for the period, returning 29.6%, while China’s currency, the renminbi (RMB) saw steady appreciation, rising 9.4% against the US dollar.

•   The best performing sectors across China’s equity markets included Information Technology (+60.8%), Real Estate (+56.4%) and Consumer Staples (+56.3%).

•   The worst performing sectors across China’s equity markets were Utilities (+14.1%), Industrials (+3.1%) and Telecom (-9.7%).

By the Fund’s fiscal period end on March 29, 2018 (the ‘‘reporting period’’), the NAV of the Fund increased 5.92% for the period, while the Underlying Index increased 8.02%.

The Fund held 63% of the portfolio in Technology and 30% in the Consumer Discretionary Sector.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED MARCH 29, 2018*†

	Cumulative Inception to Date
	Net Asset Value	Market Price^
KraneShares Emerging Markets Consumer Technology Index ETF	5.92%	6.96%	‡
Solactive Emerging Market Consumer Technology Index	N/A	8.02%	‡
S&P 500 Index	N/A	4.28%	‡

*    The Fund commenced operations on October 11, 2017.

‡   Unaudited.

^    The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.

†   March 29, 2018 was the last business day of the Fund’s fiscal year. See Note 2 of the accompanying Notes to Financial Statements. Index returns are calculated through March 31, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-8KRANE8 (855-857-2638) or visit www.kraneshares.com. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, as supplemented, the Fund’s gross operating expense ratio is 0.80% and its net expense ratio is 0.79% due to an Expense Limitation Agreement whereby the Fund’s investment manager, Krane Funds Advisors, LLC, has contractually agreed to reduce its management fee in an amount equal to the fees paid by the Fund to counsel to the independent Trustees of the Trust until July 31, 2018. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares MSCI China Environment Index ETF

The KraneShares MSCI China Environment Index (the ‘‘Fund’’) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the MSCI China IMI Environment 10/40 Index (the ‘‘Underlying Index’’).

The Underlying Index is comprised of securities that derive at least 50% of their revenues from environmentally beneficial products and services. The Index is based on five key Clean Technology environmental themes: Alternative Energy, Sustainable Water, Green Building, Pollution Prevention and Energy Efficiency. The Index aims to serve as a benchmark for investors seeking exposure to Chinese companies that focus on contributing to a more environmentally sustainable economy by making efficient use of scarce natural resources or by mitigating the impact of environmental degradation. Constituent selection is based on data from MSCI Environment, Social, and Governance (ESG).

China review

In the fiscal year from April 1, 2017 through March 29, 2018, global equity markets saw steady appreciation through late January followed by a correction due to rising concerns over inflation, interest rate hikes, and protectionist trade policies. Since then, markets have mostly recovered but with increased volatility. Chinese equities have performed in line with the rest of the world.

Despite the increase in volatility we see a number of bright spots for China’s capital markets.

•   Global institutional flows into China have increased leading up to the June 1st 2018 inclusion of Mainland listed Chinese securities (A-shares) into leading index provider MSCI’s Global Standard Indexes.

•   In 2017, Chinese E-Commerce sales surpassed $1 trillion USD for the first time. Total retail sales reached $5.8 trillion USD, surpassing total annual retail sales in the United States for the first time.

•   China’s equity market was up for the period, returning 29.6%, while China’s currency, the renminbi (RMB) saw steady appreciation, rising 9.4% against the US dollar.

•   The best performing sectors across China’s equity markets included Information Technology (+60.8%), Real Estate (+56.4%) and Consumer Staples (+56.3%).

•   The worst performing sectors across China’s equity markets were Utilities (+14.1%), Industrials (+3.1%) and Telecom (-9.7%).

By the Fund’s fiscal period end on March 29, 2018 (the ‘‘reporting period’’), the NAV of the Fund decreased 4.56% for the period, while the Underlying Index decreased 4.31%.

The Fund held 31% of the portfolio in Utilities and 25% in the Industrials Sector.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares MSCI China Environment Index ETF (concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED MARCH 29, 2018*†

	Cumulative Inception to Date
	Net Asset Value	Market Price^
KraneShares MSCI China Environment Index	-4.56%	-3.04%	‡
MSCI China IMI Environment 10/40 Index	N/A	-4.31%	‡
S&P 500 Index	N/A	4.45%	‡

*    The Fund commenced operations on October 12, 2017.

‡   Unaudited.

^    The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.

†   March 29, 2018 was the last business day of the Fund’s fiscal year. See Note 2 of the accompanying Notes to Financial Statements. Index returns are calculated through March 31, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-8KRANE8 (855-857-2638) or visit www.kraneshares.com. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, as supplemented, the Fund’s gross operating expense ratio is 0.80% and its net expense ratio is 0.79% due to an Expense Limitation Agreement whereby the Fund’s investment manager, Krane Funds Advisors, LLC, has contractually agreed to reduce its management fee in an amount equal to the fees paid by the Fund to counsel to the independent Trustees of the Trust until July 31, 2018. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares Electric Vehicles and Future Mobility Index ETF

The KraneShares Electric Vehicles and Future Mobility Index ETF (the ‘‘Fund’’) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the Solactive Electric Vehicles and Future Mobility Index (the ‘‘Underlying Index’’).

The Underlying Index is designed to track the performance of companies engaged in the production of electric vehicles and/or their components, or engaged in other initiatives that may change the future of mobility. The Index includes issuers engaged in the electric vehicle production, autonomous driving, shared mobility, lithium and/or copper production, lithium-ion/lead acid batteries, hydrogen fuel cell manufacturing and/or electric infrastructure businesses.

China review

In the fiscal year from April 1, 2017 through March 29, 2018, global equity markets saw steady appreciation through late January followed by a correction due to rising concerns over inflation, interest rate hikes, and protectionist trade policies. Since then, markets have mostly recovered but with increased volatility. Chinese equities have performed in line with the rest of the world.

Despite the increase in volatility we see a number of bright spots for China’s capital markets.

•   Global institutional flows into China have increased leading up to the June 1st 2018 inclusion of Mainland listed Chinese securities (A-shares) into leading index provider MSCI’s Global Standard Indexes.

•   In 2017, Chinese E-Commerce sales surpassed $1 trillion USD for the first time. Total retail sales reached $5.8 trillion USD, surpassing total annual retail sales in the United States for the first time.

•   China’s equity market was up for the period, returning 29.6%, while China’s currency, the renminbi (RMB) saw steady appreciation, rising 9.4% against the US dollar.

•   The best performing sectors across China’s equity markets included Information Technology (+60.8%), Real Estate (+56.4%) and Consumer Staples (+56.3%).

•   The worst performing sectors across China’s equity markets were Utilities (+14.1%), Industrials (+3.1%) and Telecom (-9.7%).

By the Fund’s fiscal period end on March 29, 2018 (the ‘‘reporting period’’), the NAV of the Fund decreased 6.80% for the period, while the Underlying Index decreased 7.13%.

The Fund held 44% of the portfolio in Technology and 40% in the Consumer Discretionary Sector.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED MARCH 29, 2018*†

	Cumulative Inception to Date
	Net Asset Value	Market Price^
KraneShares Electric Vehicles and Future Mobility Index ETF	-6.80%	-5.68%	‡
Solactive Electric Vehicles and Future Mobility Index	N/A	-7.13%	‡
S&P 500 Index	N/A	-5.24%	‡

*    The Fund commenced operations on January 18, 2018.

‡   Unaudited.

^    The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.

†   March 29, 2018 was the last business day of the Fund’s fiscal year. See Note 2 of the accompanying Notes to Financial Statements. Index returns are calculated through March 31, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-8KRANE8 (855-857-2638) or visit www.kraneshares.com. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, the Fund’s operating expense ratio is 0.69%. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

Management Discussion of Fund Performance (Unaudited) (continued)

KraneShares MSCI All China Health Care Index ETF

The KraneShares MSCI All China Health Care Index ETF (the ‘‘Fund’’) seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the MSCI China All Shares Health Care 10/40 Index (the ‘‘Underlying Index’’).

The Underlying is a free float adjusted market capitalization weighted index designed to track the equity market performance of Chinese companies engaged in the health care sector. The securities in the Index include all types of publicly issued shares of Chinese issuers, which are listed in Mainland China, Hong Kong and United States. Issuers eligible for inclusion must be classified under the Global Industry Classification Standard as engaged in the healthcare sector. The issuers included in the Underlying Index may include small-cap, mid-cap and large-cap companies.

China review

In the fiscal year from April 1, 2017 through March 29, 2018, global equity markets saw steady appreciation through late January followed by a correction due to rising concerns over inflation, interest rate hikes, and protectionist trade policies. Since then, markets have mostly recovered but with increased volatility. Chinese equities have performed in line with the rest of the world.

Despite the increase in volatility we see a number of bright spots for China’s capital markets.

•   Global institutional flows into China have increased leading up to the June 1st 2018 inclusion of Mainland listed Chinese securities (A-shares) into leading index provider MSCI’s Global Standard Indexes.

•   In 2017, Chinese E-Commerce sales surpassed $1 trillion USD for the first time. Total retail sales reached $5.8 trillion USD, surpassing total annual retail sales in the United States for the first time.

•   China’s equity market was up for the period, returning 29.6%, while China’s currency, the renminbi (RMB) saw steady appreciation, rising 9.4% against the US dollar.

•   The best performing sectors across China’s equity markets included Information Technology (+60.8%), Real Estate (+56.4%) and Consumer Staples (+56.3%).

•   The worst performing sectors across China’s equity markets were Utilities (+14.1%), Industrials (+3.1%) and Telecom (-9.7%).

By the Fund’s fiscal period end on March 29, 2018 (the ‘‘reporting period’’), the NAV of the Fund increased 6.60% for the period, while the Underlying Index increased 7.46%.

The Fund held 100% of the portfolio in the Healthcare sector.

Management Discussion of Fund Performance (Unaudited) (concluded)

KraneShares MSCI All China Health Care Index ETF (concluded)

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED MARCH 29, 2018*†

	Cumulative Inception to Date
	Net Asset Value	Market Price^
KraneShares MSCI All China Health Care Index ETF	6.60%	8.56%	‡
MSCI China All Shares Health Care 10/40 Index	N/A	7.46%	‡
S&P 500 Index	N/A	-6.13%	‡

*    The Fund commenced operations on January 31, 2018.

‡   Unaudited.

^    The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated.

†   March 29, 2018 was the last business day of the Fund’s fiscal year. See Note 2 of the accompanying Notes to Financial Statements. Index returns are calculated through March 31, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. For performance data current to the most recent month end, please call 855-8KRANE8 (855-857-2638) or visit www.kraneshares.com. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. As stated in the Fund’s prospectus, the Fund’s operating expense ratio is 0.79%. Please note that one cannot invest directly in an unmanaged index. There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. For further information on the Fund’s objectives, risks, and strategies, see the Fund’s prospectus. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on previous page.

Schedule of Investments March 29, 2018^

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 99.1%‡
CHINA — 99.1%
Consumer Discretionary — 9.7%
Anhui Xinhua Media, Cl A	362,937	$572,236
BYD, Cl A	193,480	1,721,784
China Film, Cl A	180,400	472,526
China Grand Automotive Services, Cl A	798,630	921,540
China International Travel Service, Cl A	206,700	1,764,524
China Shipbuilding Industry Group Power, Cl A	154,600	596,364
China South Publishing & Media Group, Cl A	123,500	252,822
Chinese Universe Publishing and Media, Cl A	236,100	571,891
Chongqing Changan Automobile, Cl A	358,800	636,427
CITIC Guoan Information Industry, Cl A	304,600	340,827
Fuyao Glass Industry Group, Cl A	191,213	729,088
Giant Network Group, Cl A	122,000	618,367
Gree Electric Appliances of Zhuhai, Cl A	290,300	2,173,201
Guangzhou Automobile Group, Cl A	189,000	647,052
Hangzhou Robam Appliances, Cl A	114,320	672,471
Huayu Automotive Systems, Cl A	411,914	1,549,661
Liaoning Cheng Da, Cl A*	112,900	323,894
Midea Group, Cl A	768,352	6,753,320
Qingdao Haier, Cl A	705,700	2,005,486
SAIC Motor, Cl A	945,100	4,948,042
Shanghai Oriental Pearl Group, Cl A	232,985	602,116
Shenzhen Overseas Chinese Town, Cl A	1,092,350	1,449,707
Suning.com, Cl A	994,200	2,220,149
Wanda Film Holding, Cl A(A)(B)(C)	43,600	387,651
Wanxiang Qianchao, Cl A	388,340	517,235
Weifu High-Technology Group, Cl A	71,584	255,881
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology, Cl A	228,000	673,668
		34,377,930

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Staples — 10.4%
Beijing Dabeinong Technology Group, Cl A	505,000	$462,323
Foshan Haitian Flavouring & Food, Cl A	242,670	2,212,753
Henan Shuanghui Investment & Development, Cl A	279,600	1,132,318
Inner Mongolia Yili Industrial Group, Cl A	723,500	3,217,498
Jiangsu Yanghe Brewery Joint-Stock, Cl A	173,300	2,970,645
Kweichow Moutai, Cl A	145,380	15,922,781
Luzhou Laojiao, Cl A	152,800	1,376,771
Muyuan Foodstuff, Cl A	135,099	976,573
New Hope Liuhe, Cl A	628,563	725,300
Shanghai Bailian Group, Cl A	287,100	497,384
Shanxi Xinghuacun Fen Wine Factory, Cl A	100,600	876,535
Tsingtao Brewery, Cl A	51,300	326,062
Wuliangye Yibin, Cl A	429,556	4,608,457
Yonghui Superstores, Cl A	1,011,700	1,601,559
		36,906,959
Energy — 1.9%
China Petroleum & Chemical, Cl A	3,159,100	3,323,941
Offshore Oil Engineering, Cl A	339,600	333,031
PetroChina, Cl A	1,120,700	1,371,552
Shaanxi Coal Industry, Cl A*	547,200	663,594
Shanxi Lu’an Environmental Energy Development, Cl A	441,900	736,769
Shanxi Xishan Coal & Electricity Power, Cl A	244,500	306,223
Wintime Energy, Cl A(A)(B)(C)	4,900	2,547
		6,737,657
Financials — 32.9%
Agricultural Bank of China, Cl A	7,147,600	4,498,704
Anxin Trust, Cl A	439,276	812,685
AVIC Capital, Cl A	1,266,200	1,076,684
Bank of Beijing, Cl A	2,317,203	2,552,286
Bank of China, Cl A	6,017,000	3,815,794
Bank of Communications, Cl A	4,727,500	4,703,681
Bank of Guiyang, Cl A	344,320	794,622
Bank of Hangzhou, Cl A	330,800	595,700
Bank of Jiangsu, Cl A	1,196,300	1,395,623
Bank of Nanjing, Cl A	867,340	1,134,544
Bank of Ningbo, Cl A	605,100	1,860,973
Bank of Shanghai, Cl A	839,750	1,986,026
Changjiang Securities, Cl A	488,600	560,690
China CITIC Bank, Cl A	826,800	852,859
China Construction Bank, Cl A	990,300	1,207,241
China Everbright Bank, Cl A	4,394,100	2,863,425
China Life Insurance, Cl A	367,400	1,502,488
China Merchants Bank, Cl A	2,412,869	11,240,395
China Merchants Securities, Cl A	736,912	2,028,596
China Minsheng Banking, Cl A	3,592,000	4,612,960
China Pacific Insurance Group, Cl A	763,899	4,268,908
CITIC Securities, Cl A	1,215,100	3,536,164
Dongxing Securities, Cl A	182,300	411,730
Everbright Securities, Cl A	367,663	716,428

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Financials (continued)
First Capital Securities, Cl A	271,000	$348,027
Founder Securities, Cl A*	781,100	773,440
GF Securities, Cl A	762,800	1,985,896
Guosen Securities, Cl A	370,300	635,637
Guotai Junan Securities, Cl A	944,900	2,566,610
Guoyuan Securities, Cl A	520,250	755,771
Haitong Securities, Cl A	1,042,300	1,888,555
Huaan Securities, Cl A	218,200	243,111
Huatai Securities, Cl A	704,800	1,918,913
Huaxia Bank, Cl A	1,377,220	1,961,297
Industrial & Commercial Bank of China, Cl A	6,141,700	5,944,809
Industrial Bank, Cl A	2,366,100	6,359,291
Industrial Securities, Cl A	612,100	638,202
New China Life Insurance, Cl A	224,500	1,675,266
Northeast Securities, Cl A	127,200	158,502
Orient Securities, Cl A	786,000	1,554,086
Pacific Securities, Cl A	417,700	191,201
Ping An Bank, Cl A	2,101,580	3,690,967
Ping An Insurance Group of China, Cl A	1,283,700	13,545,599
SDIC Capital, Cl A	166,900	337,689
Sealand Securities, Cl A	236,700	162,523
Shanghai Pudong Development Bank, Cl A	3,341,591	6,171,509
Shanxi Securities, Cl A	490,000	605,909
Shenwan Hongyuan Group, Cl A	1,964,460	1,545,540
Sinolink Securities, Cl A	275,100	360,288
SooChow Securities, Cl A	224,100	292,071
Southwest Securities, Cl A	401,100	277,315
Western Securities, Cl A	298,504	459,733
		116,076,963
Health Care — 5.3%
Beijing Tongrentang, Cl A	125,055	669,430
China Resources Sanjiu Medical & Pharmaceutical, Cl A	160,060	689,420
Dong-E-E-Jiao, Cl A	58,000	561,960
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	210,500	971,919
Guizhou Bailing Group Pharmaceutical, Cl A	138,800	316,793
Hainan Haiyao, Cl A(A)(B)(C)	33,300	71,875
Harbin Pharmaceutical Group, Cl A	416,300	345,389
Hengkang Medical Group, Cl A*(A)(B)(C)	167,500	336,773
Huadong Medicine, Cl A	93,600	941,698
Jiangsu Hengrui Medicine, Cl A	313,544	4,126,300
Jointown Pharmaceutical Group, Cl A*	287,778	864,473
Kangmei Pharmaceutical, Cl A	523,900	1,865,213
Meinian Onehealth Healthcare Holdings, Cl A	259,927	1,051,821
Shanghai Fosun Pharmaceutical Group, Cl A	206,600	1,380,464
Shanghai Pharmaceuticals Holding, Cl A	277,500	1,070,446
Shenzhen Salubris Pharmaceuticals, Cl A	128,796	853,222
Tasly Pharmaceutical Group, Cl A	92,600	632,718
Tonghua Golden-Horse Pharmaceutical Industry, Cl A*(A)(B)(C)	46,500	110,565
Yunnan Baiyao Group, Cl A	109,800	1,739,048
		18,599,527

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials — 13.6%
AECC Aviation Power, Cl A	213,100	$925,668
Air China, Cl A	395,900	716,077
AVIC Aircraft, Cl A	343,500	905,197
Beijing Orient Landscape & Environment, Cl A	319,250	1,015,336
China Avionics Systems, Cl A	269,700	634,845
China Communications Construction, Cl A	229,400	470,708
China CSSC Holdings, Cl A	63,500	174,906
China Eastern Airlines, Cl A	811,600	921,027
China Gezhouba Group, Cl A	671,900	924,814
China International Marine Containers Group, Cl A	210,600	562,341
China National Chemical Engineering, Cl A	405,300	468,965
China Nuclear Engineering, Cl A	78,200	121,432
China Railway Construction, Cl A	1,455,800	2,253,682
China Railway Group, Cl A	2,027,200	2,377,853
China Southern Airlines, Cl A	727,800	1,169,486
China Spacesat, Cl A	175,800	618,627
China State Construction Engineering, Cl A	3,635,900	5,068,081
COSCO Shipping Development, Cl A*	560,300	270,724
COSCO Shipping Energy Transportation, Cl A	112,700	96,190
COSCO Shipping Holdings, Cl A*	1,083,502	1,019,491
CRRC, Cl A	2,733,300	4,400,771
CSSC Offshore and Marine Engineering Group, Cl A	51,700	175,437
Daqin Railway, Cl A	1,839,600	2,426,797
Fangda Carbon New Material, Cl A	248,500	1,043,892
Guangshen Railway, Cl A	407,400	296,564
Hainan Airlines Holding, Cl A(A)(B)(C)	2,095,400	989,134
Han’s Laser Technology Industry Group, Cl A	147,100	1,236,802
Jihua Group, Cl A	655,700	574,234
Luxshare Precision Industry, Cl A	324,525	1,255,970
Metallurgical Corp of China, Cl A	1,462,500	876,333
Ningbo Zhoushan Port, Cl A	804,700	681,700
Power Construction Corp of China, Cl A	1,031,300	1,099,865
Sany Heavy Industry, Cl A	1,028,200	1,289,397
Shanghai Construction Group, Cl A	1,346,948	802,812
Shanghai International Airport, Cl A	87,837	665,231
Shanghai International Port Group, Cl A	1,154,600	1,304,767
Shanghai Tunnel Engineering, Cl A	521,900	600,562
Spring Airlines, Cl A	41,200	198,807
Suzhou Gold Mantis Construction Decoration, Cl A	262,300	537,382
Taihai Manoir Nuclear Equipment, Cl A(A)(B)(C)	61,300	240,944
TBEA, Cl A	565,485	791,825
Tus-Sound Environmental Resources, Cl A	78,100	347,693
Weichai Power, Cl A	843,400	1,105,909
XCMG Construction Machinery, Cl A	1,096,200	682,980
Xiamen C & D, Cl A*	422,300	751,746
Xinjiang Goldwind Science & Technology, Cl A	407,892	1,152,032
Zhejiang Chint Electrics, Cl A	160,700	646,968
Zhengzhou Yutong Bus, Cl A	210,673	754,401
Zoomlion Heavy Industry Science and Technology, Cl A	458,900	307,066
		47,953,471

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology — 8.4%
Addsino, Cl A	101,100	$170,811
Aisino, Cl A	276,992	1,012,134
Beijing Shiji Information Technology, Cl A	146,300	590,623
Beijing Xinwei Technology Group, Cl A(A)(B)(C)	23,600	60,241
BOE Technology Group, Cl A	4,085,700	3,487,167
DHC Software, Cl A	219,500	282,587
Digital China Group, Cl A*(A)(B)(C)	65,500	237,569
Dongxu Optoelectronic Technology, Cl A	717,400	880,259
Focus Media Information Technology, Cl A	1,111,880	2,329,192
GoerTek, Cl A	463,100	1,005,443
Guangzhou Haige Communications Group, Cl A	390,841	636,731
Hangzhou Hikvision Digital Technology, Cl A	1,097,300	7,237,782
Hengtong Optic-electric, Cl A	141,800	830,061
Hundsun Technologies, Cl A	97,500	893,069
Iflytek, Cl A	140,900	1,323,296
Kingnet Network, Cl A	23,800	64,421
LONGi Green Energy Technology, Cl A	267,600	1,435,038
O-film Tech, Cl A	261,300	834,771
Sanan Optoelectronics, Cl A	513,985	1,893,633
Shanghai 2345 Network Holding Group, Cl A	178,340	159,301
Tatwah Smartech, Cl A*	67,200	126,140
Unisplendour, Cl A	80,500	878,735
Zhejiang Dahua Technology, Cl A	297,950	1,206,158
ZTE, Cl A*	403,540	1,913,892
		29,489,054
Materials — 7.4%
Aluminum Corp of China, Cl A*	832,100	634,817
Angang Steel, Cl A	30,365	29,247
Anhui Conch Cement, Cl A	502,400	2,562,426
Baoshan Iron & Steel, Cl A	2,199,800	3,020,848
BBMG, Cl A	865,200	683,447
China Hainan Rubber Industry Group, Cl A	353,200	334,579
China Molybdenum, Cl A	787,100	1,063,361
China Northern Rare Earth Group High-Tech, Cl A	334,800	689,640
Hesteel, Cl A	948,800	529,315
Huapont Life Sciences, Cl A	227,100	233,536
Hubei Biocause Pharmaceutical, Cl A	21,100	26,192
Inner Mongolia BaoTou Steel Union, Cl A*	3,952,380	1,375,735
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A(A)(B)(C)	619,900	451,252
Jiangsu Bicon Pharmaceutical Listed, Cl A	71,400	296,758
Jiangxi Copper, Cl A	304,800	840,032
Jiangxi Ganfeng Lithium, Cl A	68,700	854,423
Jinduicheng Molybdenum, Cl A	146,100	158,600
Kangde Xin Composite Material Group, Cl A(A)(B)(C)	423,095	1,213,127
Maanshan Iron & Steel, Cl A*	974,600	559,198
Qinghai Salt Lake Industry, Cl A	152,000	305,126
Rongsheng Petro Chemical, Cl A	223,800	526,802
Shandong Gold Mining, Cl A	235,400	1,079,031
Shanxi Taigang Stainless Steel, Cl A	834,600	766,723
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	392,500	582,665

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Sinopec Shanghai Petrochemical, Cl A	766,600	$733,495
Tianqi Lithium, Cl A	114,110	1,053,010
Tongling Nonferrous Metals Group, Cl A*	814,900	341,932
Wanhua Chemical Group, Cl A(A)(B)(C)	261,800	1,507,960
Zhejiang Huayou Cobalt, Cl A*	79,900	1,461,686
Zhejiang Longsheng Group, Cl A	97,800	174,096
Zhongjin Gold, Cl A	271,100	398,569
Zijin Mining Group, Cl A	2,265,800	1,584,551
		26,072,179
Real Estate — 6.2%
China Fortune Land Development, Cl A	282,316	1,506,774
China Merchants Shekou Industrial Zone Holdings, Cl A	720,682	2,536,023
China Vanke, Cl A	1,171,700	6,361,599
COFCO Property Group, Cl A(A)(B)(C)	130,200	182,107
Financial Street Holdings, Cl A	237,000	374,427
Future Land Holdings, Cl A	298,057	1,657,109
Gemdale, Cl A	617,400	1,176,570
Greenland Holdings, Cl A	1,099,400	1,312,283
Jinke Properties Group, Cl A	402,900	353,483
Oceanwide Holdings, Cl A(A)(B)(C)	26,700	30,639
Poly Real Estate Group, Cl A	1,462,100	3,197,625
RiseSun Real Estate Development, Cl A	608,200	986,004
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	129,300	387,179
Shanghai Zhangjiang High-Tech Park Development, Cl A	82,000	174,382
Xinhu Zhongbao, Cl A	1,273,100	940,909
Youngor Group, Cl A	285,900	382,157
Zhejiang China Commodities City Group, Cl A	417,400	356,253
Zhongtian Financial Group, Cl A(A)(B)(C)	101,000	129,868
		22,045,391
Telecommunication Services — 0.1%
Dr Peng Telecom & Media Group, Cl A	135,358	322,921

Utilities — 3.2%
Beijing Capital, Cl A	326,300	272,794
China National Nuclear Power, Cl A	1,356,300	1,444,317
China Yangtze Power, Cl A	1,643,683	4,206,064
Datang International Power Generation, Cl A*	829,000	487,515
Huadian Power International, Cl A	617,000	371,669
Huaneng Power International, Cl A	381,000	412,992
Hubei Energy Group, Cl A	762,100	525,695
Kaidi Ecological and Environmental Technology, Cl A*(A)(B)(C)	201,700	151,314
SDIC Power Holdings, Cl A	941,000	1,055,909
Shenergy, Cl A	732,000	670,140
Shenzhen Energy Group, Cl A	181,600	167,408
Sichuan Chuantou Energy, Cl A	643,100	913,793
Zhejiang Zheneng Electric Power, Cl A	853,000	749,732
		11,429,342

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
TOTAL COMMON STOCK
(Cost $317,927,605)		$350,011,394

TOTAL INVESTMENTS — 99.1%
(Cost $317,927,605)		350,011,394
OTHER ASSETS LESS LIABILITIES – 0.9%		3,312,193
NET ASSETS — 100%		$353,323,587

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

‡      Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

(A)   Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 29, 2018 was $6,103,566 and represents 1.7% of Net Assets.

(B)   Level 3 security in accordance with fair value hierarchy.

(C)   Security considered illiquid. The total value of such securities as of March 29, 2018 was $6,103,566 and represents 1.7% of Net Assets.

Cl — Class

The following is a list of the inputs used, as of March 29, 2018, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
China
Consumer Discretionary	$33,990,279	$—	$387,651	$34,377,930
Consumer Staples	36,906,959	—	—	36,906,959
Energy	6,735,110	—	2,547	6,737,657
Financials	116,076,963	—	—	116,076,963
Health Care	18,080,314	—	519,213	18,599,527
Industrials	46,723,393	—	1,230,078	47,953,471
Information Technology	29,191,244	—	297,810	29,489,054
Materials	22,899,840	—	3,172,339	26,072,179
Real Estate	21,702,777	—	342,614	22,045,391
Telecommunication Services	322,921	—	—	322,921
Utilities	11,278,028	—	151,314	11,429,342
Total Common Stock	343,907,828	—	6,103,566	350,011,394
Total Investments in Securities	$343,907,828	$—	$6,103,566	$350,011,394

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares Bosera MSCI China A Share ETF (concluded)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2017	$554,490
Accrued discounts/premiums	—
Realized gain/(loss)(1)	(54,513)
Change in unrealized appreciation/(depreciation)(2)	(23,727)
Purchases	2,543,243
Sales	(2,261,951)
Transfer into Level 3	5,805,757
Transfer out of Level 3	(459,733)
Ending balance as of March 29, 2018	$6,103,566

(1)   Realized gain/(loss) from the sale of Level 3 securities is included on the Statement of Operations in Net Realized Gain (Loss) on Investments

(2)   Change in unrealized appreciation/(depreciation) is included on the Statement of Operations in Net Change in Unrealized Appreciation (Depreciation) on Investments

For the year ended March 29, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the year ended March 29, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the year ended March 29, 2018, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares Zacks New China ETF

	Shares	Value
COMMON STOCK — 97.9%
CHINA — 68.2%
Consumer Discretionary — 16.0%
Changchun Faway Automobile Components, Cl A	45,941	$115,880
China International Travel Service, Cl A	26,000	221,953
Hisense Electric, Cl A	44,000	108,047
Huayu Automotive Systems, Cl A	45,000	169,294
Tianneng Power International	166,000	196,494
		811,668
Consumer Staples — 2.6%
COFCO Tunhe Sugar, Cl A	74,000	90,799
Meihua Holdings Group, Cl A	53,000	43,467
		134,266
Health Care — 10.1%
China Animal Healthcare*(A)(B)(C)	4,000	—
China Resources Pharmaceutical Group	51,500	72,181
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	36,000	166,219
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	68,000	209,676
Zhejiang Conba Pharmaceutical, Cl A	60,000	66,373
		514,449
Industrials — 18.2%
Anhui Heli, Cl A	96,000	151,819
CIMC Enric Holdings*	182,000	174,387
First Tractor, Cl H	302,000	112,360
Fujian Longking, Cl A	61,000	140,582
Haitian International Holdings	67,000	203,178
Weichai Power, Cl H	124,736	139,862
		922,188
Information Technology — 4.6%
Baidu ADR*	313	69,859
Hanergy Thin Film Power Group*(A)(B)(C)	65,064	83
Legend Holdings, Cl H	19,000	62,822
Tencent Holdings	1,942	101,352
		234,116

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^
KraneShares Zacks New China ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 0.0%
China Lumena New Materials*(A)(B)(C)	28,720	$—
China Shanshui Cement Group*(A)(B)(C)	10,672	14
Tianhe Chemicals Group*(A)(B)(C)	40,000	—
		14
Utilities — 16.7%
Datang International Power Generation, Cl H*	390,000	116,777
Huadian Power International, Cl A	80,000	48,191
Huadian Power International, Cl H	142,000	54,641
Huaneng Power International, Cl H	234,000	157,127
Huaneng Power International ADR	5,546	148,910
SDIC Power Holdings, Cl A	52,000	58,350
Shanghai Electric Power, Cl A	98,000	137,848
Zhejiang Zheneng Electric Power, Cl A	143,000	125,688
		847,532
TOTAL CHINA		3,464,233

HONG KONG — 18.9%
Consumer Discretionary — 2.7%
Haier Electronics Group*	39,000	138,890
Financials — 2.6%
People’s Insurance Group of China, Cl H	289,000	135,141
Industrials — 3.4%
Sinotruk Hong Kong	146,000	172,820
Information Technology — 7.8%
ASM Pacific Technology	14,200	198,300
Kingboard Chemical Holdings	15,500	70,802
Kingboard Laminates Holdings	86,500	125,425
		394,527
Utilities — 2.4%
China Resources Power Holdings	66,000	120,423
TOTAL HONG KONG		961,801

SINGAPORE — 5.4%
Industrials — 2.4%
China Yuchai International	5,810	122,998
Information Technology — 3.0%
Kulicke & Soffa Industries*	6,163	154,136
TOTAL SINGAPORE		277,134

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares Zacks New China ETF (continued)

	Shares	Value
COMMON STOCK (continued)
UNITED STATES — 5.4%
Information Technology — 5.4%
Broadcom	532	$125,366
Flex*	9,000	146,970
TOTAL UNITED STATES		272,336
TOTAL COMMON STOCK
(Cost $4,662,777)		4,975,504
TOTAL INVESTMENTS — 97.9%
(Cost $4,662,777)		4,975,504
OTHER ASSETS LESS LIABILITIES — 2.1%		106,714
NET ASSETS — 100%		$5,082,218

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

*       Non-income producing security.

(A)   Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 29, 2018 was $97 and represents 0.0% of Net Assets.

(B)   Level 3 security in accordance with fair value hierarchy.

(C)   Security considered illiquid. The total value of such securities as of March 29, 2018 was $97 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares Zacks New China ETF (concluded)

The following is a list of the inputs used, as of March 29, 2018, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3**	Total
Investments in Securities
Common Stock
China
Consumer Discretionary	$811,668	$—	$—	$811,668
Consumer Staples	134,266	—	—	134,266
Health Care	514,449	—	—	514,449
Industrials	922,188	—	—	922,188
Information Technology	234,033	—	83	234,116
Materials	—	—	14	14
Utilities	847,532	—	—	847,532
Hong Kong	961,801	—	—	961,801
Singapore	277,134	—	—	277,134
United States	272,336	—	—	272,336
Total Common Stock	4,975,407	—	97	4,975,504
Total Investments in Securities	$4,975,407	$—	$97	$4,975,504

**     A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the year ended March 29, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the year ended March 29, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the year ended March 29, 2018, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 96.6%
Consumer Discretionary — 19.0%
Cogobuy Group	10,789,818	$5,471,691
Ctrip.com International ADR*	1,345,585	62,731,173
JD.com ADR*	2,270,128	91,917,483
Jumei International Holding ADR*	1,545,212	4,481,115
TAL Education Group ADR	840,411	31,170,844
Vipshop Holdings ADR*	6,806,201	113,119,060
		308,891,366
Financials — 5.9%
China Rapid Finance ADR*(A)	976,037	4,860,664
Fanhua ADR(A)	460,979	12,455,652
Qudian ADR*(A)	2,157,309	25,240,516
ZhongAn Online P&C Insurance, Cl H*(A)	7,267,700	54,774,213
		97,331,045
Industrials — 2.1%
51job ADR*	398,777	34,310,773
Information Technology — 69.6%
21Vianet Group ADR*	1,626,188	11,269,483
58.com ADR*	830,855	66,352,080
Alibaba Group Holding ADR*	783,002	143,712,187
Autohome ADR	928,768	79,818,322
Baidu ADR*	502,205	112,087,134
Baozun ADR*(A)	490,395	22,499,323
Bitauto Holdings ADR*(A)	599,908	12,688,054
Changyou.com ADR*	359,662	10,030,973
Cheetah Mobile ADR*(A)	803,375	10,741,124
Fang Holdings ADR*	4,841,528	24,885,454
HC International	9,932,900	7,201,330
Kingsoft	19,483,000	61,812,966
Momo ADR*	2,256,940	84,364,417
NetEase ADR	279,839	78,464,057
SINA*	587,999	61,310,656
Sohu.com*	531,850	16,444,802
Tencent Holdings	3,084,175	160,962,002

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
Tian Ge Interactive Holdings	13,038,000	$10,980,872
Weibo ADR*	572,860	68,479,684
Yirendai ADR (A)	687,150	27,644,045
YY ADR*	585,714	61,617,113
		1,133,366,078
TOTAL CHINA		1,573,899,262

HONG KONG — 3.2%
Consumer Discretionary — 2.3%
Alibaba Pictures Group*	288,660,000	37,515,538

Information Technology — 0.9%
NetDragon Websoft Holdings	5,616,752	13,669,198
TOTAL HONG KONG		51,184,736
TOTAL COMMON STOCK
(Cost $1,507,416,052)		1,625,083,998

SHORT-TERM INVESTMENT(B)(C) — 5.1%
Invesco Government & Agency Portfolio, Institutional Class, 1.574%	83,019,440	83,019,440
TOTAL SHORT-TERM INVESTMENT
(Cost $83,019,440)		83,019,440

TOTAL INVESTMENTS — 104.9%
(Cost $1,590,435,492)		1,708,103,438
OTHER ASSETS LESS LIABILITIES – (4.9)%		(79,481,199)
NET ASSETS - 100%		$1,628,622,239

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

‡      Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

(A)   This security or a partial position of this security is on loan at March 29, 2018. The total value of securities on loan at March 29, 2018 was $77,291,418.

(B)   The rate shown is the 7-day effective yield as of March 29, 2018.

(C)   This security was purchased with cash collateral held from securities on loan. The total value of such security as of March 29, 2018 was $83,019,440.

ADR — American Depositary Receipt

Cl — Class

As of March 29, 2018, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the year ended March 29, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the year ended March 29, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the year ended March 29, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)	Value
COMMERCIAL PAPER — 97.5%‡
CHINA — 97.5%
Consumer Staples — 13.4%
Fujian Provincial Expressway Ltd.
4.350%, 05/01/2018	3,000,000	$475,923
Jiangsu Communications Holding Ltd.
4.500%, 05/09/2018	5,000,000	794,454
Sinopharm Group Ltd.
4.890%, 08/29/2018	3,000,000	477,020
		1,747,397
Financials — 34.1%
Beijing Yizhuang Investment Holdings
4.590%, 05/18/2018	3,000,000	476,686
HeBei Transportation Investment Group
5.200%, 11/17/2018	4,000,000	635,554
Lianyungang City Construction Investment Group Ltd.
5.490%, 01/12/2019	4,000,000	635,965
Ping An International Financial Leasing Ltd.
5.180%, 11/03/2018	3,000,000	477,356
Shaanxi Provincial Communication Construction Group
5.350%, 10/27/2018	2,000,000	318,270
Shandong State-owned Assets Ltd.
4.730%, 06/04/2018	7,000,000	1,111,739
Zhuhai Huafa Synthetical Development Ltd.
4.680%, 05/11/2018	5,000,000	794,044
		4,449,614

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares E Fund China Commercial Paper ETF (continued)

	Face Amount(A)/ Shares	Value
COMMERCIAL PAPER (continued)
Industrials — 21.9%
China National Building Material Ltd.
5.060%, 10/26/2018	2,000,000	$317,968
4.730%, 07/20/2018	3,000,000	476,605
Jiangxi Provincial Expressway Investment Group Ltd.
4.850%, 11/26/2018	5,000,000	795,126
Shandong Hi-Speed Group Ltd.
4.790%, 06/02/2018	2,000,000	317,747
South Cement Ltd.
4.730%, 06/19/2018	3,000,000	476,541
Tianjin Rail Transit Group Ltd.
4.600%, 05/19/2018	3,000,000	476,415
		2,860,402
Materials — 6.1%
China National Gold Group Ltd.
4.650%, 05/22/2018	3,000,000	476,524
Shandong Hongqiao New Material Ltd.
6.250%, 03/16/2019	2,000,000	318,217
		794,741
Utilities — 22.0%
Beijing Jingneng Power Ltd.
4.600%, 04/26/2018	3,000,000	476,821
China Datang
4.900%, 08/01/2018	3,000,000	477,138
Shenergy Group Ltd.
4.350%, 04/23/2018	5,000,000	794,575
Shenzhen Energy Group Ltd.
4.990%, 08/12/2018	7,000,000	1,112,203
		2,860,737
TOTAL COMMERCIAL PAPER
(Cost $12,244,479)		12,712,891

SHORT-TERM INVESTMENTS — 0.4%
China Universal Express Income Money Market Fund(B)(C), 3.701%	375	59
E Fund Money Market Fund(B)(C), 4.476%*	149,351	23,714
Fortune SGAM Xianjin Tianyi Money Market Fund(B)(C), 4.198%	156,647	24,889
Xianjinbao Real-Time Redemption Money Market Fund(B)(C), 3.573%	3,408	542
TOTAL SHORT-TERM INVESTMENTS (Cost $18,283)		49,204
TOTAL INVESTMENTS — 97.9% (Cost $12,262,762)		12,762,095
OTHER ASSETS LESS LIABILITIES — 2.1%		268,188
NET ASSETS — 100%		$13,030,283

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares E Fund China Commercial Paper ETF (concluded)

*       Affiliated investment is a Chinese investment company which is managed by E Fund Management (Hong Kong) Co., Limited (the “Sub-Adviser”) or an affiliate of the Sub-Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the year ended March 29, 2018 are as follows:

Value of Shares Held as of 3/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 3/29/18	Number of Shares Held as of 3/29/18	Dividend Income
E Fund Money Market Fund
$482,743	$119,798	$(644,178)	$6,539	$58,812	$23,714	149,351	$—

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

‡      Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)   In CNY unless otherwise indicated.

(B)   Class not available.

(C)   The rate shown is the 7-day effective yield as of March 29, 2018.

CNY — Chinese Yuan

Ltd. — Limited

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$12,712,891	$—	$12,712,891
Short-Term Investments	49,204	—	—	49,204
Total Investments in Securities	$49,204	$12,712,891	$—	$12,762,095

For the year ended March 29, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the year ended March 29, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the year ended March 29, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — 81.9%‡
BRAZIL — 4.4%
Consumer Discretionary — 0.5%
Lojas Renner	1,210	$12,433
Consumer Staples — 1.0%
Ambev	2,850	20,760
BRF*	900	6,182
		26,942
Energy — 0.7%
Petroleo Brasileiro*	1,298	9,139
Ultrapar Participacoes	427	9,188
		18,327
Financials — 0.8%
B3 — Brasil Bolsa Balcao	1,720	13,854
BB Seguridade Participacoes	910	8,022
		21,876
Information Technology — 0.2%
Cielo	811	5,054
Materials — 0.9%
Vale	2,000	25,521
Telecommunication Services — 0.3%
TIM Participacoes	2,193	9,488
TOTAL BRAZIL		119,641

CHILE — 1.1%
Energy — 0.2%
Empresas COPEC	456	7,163
Financials — 0.2%
Banco Santander Chile	56,610	4,772
Utilities — 0.7%
Enel Americas	45,128	10,541
Enel Generacion Chile	9,353	7,631
		18,172
TOTAL CHILE		30,107

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
CHINA — 24.8%
Consumer Discretionary — 1.3%
BYD, Cl H*	3,475	$27,098
Ctrip.com International ADR*	188	8,765
Shanghai Jinjiang International Hotels Development	200	532
		36,395
Consumer Staples — 0.2%
Hengan International Group	560	5,187
Energy — 1.8%
China Petroleum & Chemical, Cl H	16,500	14,486
China Shenhua Energy, Cl H	4,701	11,680
CNOOC	9,826	14,473
PetroChina, Cl H	11,984	8,230
		48,869
Financials — 6.6%
Agricultural Bank of China, Cl H	26,397	15,001
Bank of China, Cl H	48,396	26,022
China CITIC Bank, Cl H	21,858	14,928
China Construction Bank, Cl H	57,296	58,841
China Life Insurance, Cl H	7,483	20,595
New China Life Insurance, Cl H	1,445	6,729
PICC Property & Casualty, Cl H	2,340	4,097
Ping An Insurance Group of China, Cl H	3,000	30,503
		176,716
Health Care — 0.3%
China Medical System Holdings	3,340	7,584
Industrials — 1.2%
Anhui Expressway, Cl H	15,512	11,859
China Communications Construction, Cl H	14,690	15,086
CITIC	3,780	5,288
		32,233
Information Technology — 11.2%
Alibaba Group Holding ADR*	418	76,720
Baidu ADR*	248	55,351
Hanergy Thin Film Power Group*(A)(B)(C)	4,364	6
NetEase ADR	130	36,451
Tencent Holdings	2,558	133,501
		302,029
Real Estate — 0.7%
China Overseas Land & Investment	2,839	9,857
China Resources Land	2,214	8,054
		17,911
Telecommunication Services — 1.0%
China Mobile	2,972	27,246
Utilities — 0.5%
ENN Energy Holdings	882	7,878
Huaneng Power International, Cl H	9,077	6,095
		13,973
TOTAL CHINA		668,143

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
COLOMBIA — 1.3%
Energy — 0.5%
Ecopetrol	14,710	$13,772
Financials — 0.4%
Bancolombia	507	5,485
Financiera Colombiana	195	1,659
Grupo de Inversiones Suramericana	377	5,032
		12,176
Materials — 0.4%
Cementos Argos	1,089	3,778
Grupo Argos	940	6,334
		10,112
TOTAL COLOMBIA		36,060

CZECH REPUBLIC — 0.6%
Financials — 0.2%
Komercni banka as	130	5,927
Utilities — 0.4%
CEZ	461	11,480
TOTAL CZECH REPUBLIC		17,407

EGYPT — 2.2%
Financials — 1.1%
Commercial International Bank Egypt SAE	4,326	21,841
Egyptian Financial Group-Hermes Holding	6,108	8,918
		30,759
Industrials — 0.5%
ElSewedy Electric	1,111	13,652
Real Estate — 0.3%
Talaat Moustafa Group	11,045	7,167
Telecommunication Services — 0.3%
Global Telecom Holding SAE*	19,879	7,408
TOTAL EGYPT		58,986

HONG KONG — 1.2%
Consumer Discretionary — 0.3%
Haier Electronics Group	2,056	7,322
Consumer Staples — 0.0%
Qinqin Foodstuffs Group Cayman*	112	34
Financials — 0.9%
China Cinda Asset Management, Cl H	13,504	4,904
Industrial & Commercial Bank of China, Cl H	19,441	16,671
People’s Insurance Group of China, Cl H	6,452	3,017
		24,592
TOTAL HONG KONG		31,948

HUNGARY — 0.3%
Financials — 0.3%
OTP Bank	210	9,448
TOTAL HUNGARY		9,448

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
INDIA — 14.6%
Consumer Discretionary — 0.9%
Tata Motors ADR*	900	$23,130

Financials — 7.5%
HDFC Bank ADR	1,500	148,155
ICICI Bank ADR	6,168	54,587
		202,742
Health Care — 0.6%
Dr Reddy’s Laboratories ADR	512	16,737

Information Technology — 3.7%
Infosys ADR	4,415	78,808
Wipro ADR	3,924	20,248
		99,056
Materials — 1.9%
Vedanta ADR	2,908	51,093
TOTAL INDIA		392,758

INDONESIA — 5.8%
Consumer Discretionary — 0.8%
Astra International	38,102	20,203
Consumer Staples — 0.6%
Indofood Sukses Makmur	12,428	6,499
Unilever Indonesia	2,784	10,015
		16,514
Financials — 2.8%
Bank Central Asia	12,820	21,697
Bank Mandiri Persero	25,444	14,184
Bank Negara Indonesia Persero	20,176	12,713
Bank Rakyat Indonesia Persero	104,205	27,248
		75,842
Industrials — 0.6%
United Tractors	7,104	16,512
Materials — 0.3%
Semen Indonesia Persero	12,163	9,144
Telecommunication Services — 0.7%
Telekomunikasi Indonesia Persero	67,448	17,636
TOTAL INDONESIA		155,851

MALAYSIA — 1.4%
Consumer Discretionary — 0.1%
Genting	1,603	3,606
Industrials — 0.4%
Gamuda	7,674	10,217
Materials — 0.4%
Petronas Chemicals Group	4,820	10,156
Utilities — 0.5%
Petronas Gas	1,305	6,012
Tenaga Nasional	1,817	7,591
		13,603
TOTAL MALAYSIA		37,582

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
MEXICO — 3.6%
Consumer Discretionary — 0.2%
Grupo Televisa	1,774	$5,620
Consumer Staples — 0.9%
Fomento Economico Mexicano	1,336	12,137
Grupo Bimbo, Ser A	1,430	3,116
Wal-Mart de Mexico	3,372	8,546
		23,799
Financials — 0.4%
Gentera	4,178	3,035
Grupo Financiero Banorte, Cl O	1,536	9,351
		12,386
Industrials — 0.4%
Grupo Aeroportuario del Sureste, Cl B	374	6,278
Promotora y Operadora de Infraestructura	412	4,080
		10,358
Materials — 0.8%
Cemex*	12,627	8,322
Grupo Mexico	3,992	13,242
		21,564
Real Estate — 0.2%
Fibra Uno Administracion†	3,433	5,146
Telecommunication Services — 0.7%
America Movil	19,782	18,694
TOTAL MEXICO		97,567

PAKISTAN — 1.5%
Energy — 1.1%
Oil & Gas Development	10,465	15,802
Pakistan Petroleum	7,376	13,643
		29,445
Materials — 0.4%
Fauji Fertilizer	11,972	9,706
TOTAL PAKISTAN		39,151

PERU — 1.2%
Financials — 0.9%
Credicorp	105	23,839
Materials — 0.3%
Cia de Minas Buenaventura ADR	502	7,646
TOTAL PERU		31,485

PHILIPPINES — 1.3%
Consumer Staples — 0.1%
Universal Robina	1,150	3,350
Financials — 0.2%
Ayala	315	5,723
Industrials — 0.6%
International Container Terminal Services	3,777	7,239
SM Investments	510	8,963
		16,202

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 0.3%
Ayala Land	9,000	$7,089
Telecommunication Services — 0.1%
Globe Telecom	80	2,487
TOTAL PHILIPPINES		34,851

POLAND — 1.4%
Energy — 0.4%
Polski Koncern Naftowy ORLEN	466	11,444
Financials — 1.0%
Bank Pekao	130	4,680
Powszechna Kasa Oszczednosci Bank Polski	698	8,241
Powszechny Zaklad Ubezpieczen	1,098	13,383
		26,304
TOTAL POLAND		37,748

RUSSIA — 6.1%
Consumer Staples — 0.3%
Magnit GDR	463	8,536
Energy — 3.6%
Gazprom	9,824	24,398
Lukoil	569	39,498
Novatek OAO	130	1,677
Rosneft	1,064	5,854
Tatneft	2,482	26,547
		97,974
Financials — 1.6%
Sberbank of Russia	9,698	42,654
Materials — 0.6%
MMC Norilsk Nickel	88	16,521
TOTAL RUSSIA		165,685

SOUTH AFRICA — 1.5%
Consumer Discretionary — 0.7%
Naspers, Cl N	77	18,793
Steinhoff International Holdings*	506	141
		18,934
Financials — 0.5%
Remgro	634	11,879
Industrials — 0.0%
Novus Holdings	26	10
Information Technology — 0.3%
Sasol	244	8,303
TOTAL SOUTH AFRICA		39,126

TAIWAN — 2.4%
Energy — 0.2%
Formosa Petrochemical	1,447	5,881
Information Technology — 1.0%
Taiwan Semiconductor Manufacturing	3,163	26,469

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 1.2%
Formosa Chemicals & Fibre	2,556	$9,555
Formosa Plastics	3,312	11,700
Nan Ya Plastics	4,403	12,353
		33,608
TOTAL TAIWAN		65,958

THAILAND — 2.4%
Consumer Staples — 0.4%
CP ALL	4,096	11,429
Energy — 0.9%
PTT	865	15,159
Thai Oil	3,342	9,699
		24,858
Health Care — 0.2%
Bumrungrad Hospital	824	5,454
Industrials — 0.4%
Airports of Thailand	4,700	9,920
Telecommunication Services — 0.5%
Advanced Info Service	1,805	11,891
TOTAL THAILAND		63,552

TURKEY — 2.3%
Consumer Discretionary — 0.2%
Arcelik	986	4,450
Consumer Staples — 0.3%
BIM Birlesik Magazalar	496	8,934
Energy — 0.5%
Tupras Turkiye Petrol Rafinerileri	505	14,010
Financials — 0.6%
Akbank	2,892	6,979
Turkiye Garanti Bankasi	3,481	9,578
		16,557
Industrials — 0.4%
KOC Holding	2,195	9,021
Telecommunication Services — 0.3%
Turkcell Iletisim Hizmetleri	2,250	8,554
TOTAL TURKEY		61,526

UNITED ARAB EMIRATES — 0.5%
Financials — 0.2%
Abu Dhabi Commercial Bank	1,164	2,091
First Abu Dhabi Bank	669	2,131
		4,222
Real Estate — 0.3%
Emaar Properties	5,130	8,101
Telecommunication Services — 0.0%
Emirates Telecommunications Group	186	894
TOTAL UNITED ARAB EMIRATES		13,217
TOTAL COMMON STOCK (Cost $1,826,126)		2,207,797
The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
OTHER INVESTMENT COMPANY — 13.4%
KraneShares Bosera MSCI China A Share ETF**	10,342	$360,832
TOTAL OTHER INVESTMENT COMPANY (Cost $380,589)		360,832

PREFERRED STOCK — 3.3%
BRAZIL— 3.3%
Energy — 0.8%
Petroleo Brasileiro*	3,200	20,614
Financials — 2.2%
Banco Bradesco(D)	1,742	20,714
Itau Unibanco Holding(D)	1,672	25,978
Itausa — Investimentos Itau(D)	3,391	14,192
		60,884
Telecommunication Services — 0.3%
Telefonica Brasil(D)	500	7,626
TOTAL PREFERRED STOCK (Cost $58,948)		89,124
TOTAL INVESTMENTS — 98.6% (Cost $2,265,663)		2,657,753
OTHER ASSETS LESS LIABILITIES – 1.4%		38,716
NET ASSETS - 100%		$2,696,469

**     Affiliated investment is a registered investment company which is managed by Krane Funds Advisors, LLC (the “Adviser”). Transactions with affiliated companies during the year ended March 29, 2018 are as follows:

Value of Shares Held as of 3/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 3/29/18	Number of Shares Held as of 3/29/18	Dividend Income	Capital Gain Distributions
KraneShares Bosera MSCI China A Share ETF
$325,969	$—	$(34,189)	$81,248	$(12,196)	$360,832	10,342	$1,880	$1,663

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

‡      Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

†      Real Estate Investment Trust

(A)   Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 29, 2018 was $6 and represents 0.0% of Net Assets.

(B)   Level 3 security in accordance with fair value hierarchy.

(C)   Security considered illiquid. The total value of such securities as of March 29, 2018 was $6 and represents 0.0% of Net Assets.

(D)   Currently, no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares FTSE Emerging Markets Plus ETF (concluded)

The following is a list of the inputs used, as of March 29, 2018, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3**	Total
Investments in Securities
Common Stock
Brazil	$119,641	$—	$—	$119,641
Chile	30,107	—	—	30,107
China
Consumer Discretionary	36,395	—	—	36,395
Consumer Staples	5,187	—	—	5,187
Energy	48,869	—	—	48,869
Financials	176,716	—	—	176,716
Health Care	7,584	—	—	7,584
Industrials	32,233	—	—	32,233
Information Technology	302,023	—	6	302,029
Real Estate	17,911	—	—	17,911
Telecommunication Services	27,246	—	—	27,246
Utilities	13,973	—	—	13,973
Colombia	36,060	—	—	36,060
Czech Republic	17,407	—	—	17,407
Egypt	58,986	—	—	58,986
Hong Kong	31,948	—	—	31,948
Hungary	9,448	—	—	9,448
India	392,758	—	—	392,758
Indonesia	155,851	—	—	155,851
Malaysia	37,582	—	—	37,582
Mexico	97,567	—	—	97,567
Pakistan	39,151	—	—	39,151
Peru	31,485	—	—	31,485
Philippines	34,851	—	—	34,851
Poland	37,748	—	—	37,748
Russia	165,685	—	—	165,685
South Africa	39,126	—	—	39,126
Taiwan	65,958	—	—	65,958
Thailand	63,552	—	—	63,552
Turkey	61,526	—	—	61,526
United Arab Emirates	13,217	—	—	13,217
Total Common Stock	2,207,791	—	6	2,207,797
Other Investment Company	360,832	—	—	360,832
Preferred Stock	89,124	—	—	89,124
Total Investments in Securities	$2,657,747	$—	$6	$2,657,753

____________

**     A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the year ended March 29, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the year ended March 29, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the year ended March 29, 2018, there have been no transfers between Level 1 and Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 92.5%‡
CHINA — 39.5%
Financials — 3.2%
Bank of Guiyang, Cl A	52,935	$122,163
Bank of Jiangsu, Cl A	114,455	133,526
Bank of Nanjing, Cl A	208,391	272,590
Bank of Ningbo, Cl A	115,432	355,009
Chongqing Rural Commercial Bank, Cl H	201,925	154,628
		1,037,916
Industrials — 19.1%
Beijing New Building Materials, Cl A	30,908	122,665
China Gezhouba Group, Cl A	143,050	196,896
China Railway Construction, Cl H	194,500	194,790
China Railway Group, Cl H	374,500	259,582
China Railway Hi-tech Industry, Cl A	70,777	130,491
China State Construction Engineering, Cl A	828,657	1,155,065
CRRC, Cl H	355,850	303,331
Daqin Railway, Cl A	384,132	506,746
Guangshen Railway, Cl A	157,000	114,287
Guoxuan High-Tech, Cl A	33,645	116,576
Han’s Laser Technology Industry Group, Cl A	22,500	189,178
Jiangsu Expressway, Cl H	106,000	149,918
Jiangsu Zhongtian Technology, Cl A	78,349	148,935
Metallurgical Corp of China, Cl A	445,000	266,646
NARI Technology, Cl A	65,731	174,887
Ningbo Zhoushan Port, Cl	128,001	108,436
Northcom Group, Cl A*	22,940	99,538
Shanghai Construction Group, Cl A	242,900	144,774
Shanghai Electric Group, Cl H	274,000	94,961
Shanghai International Port Group, Cl A	208,610	235,742
Suzhou Gold Mantis Construction Decoration, Cl A	54,984	112,647
TangShan Port Group, Cl A	132,820	100,696
TBEA, Cl A	88,875	124,447
XCMG Construction Machinery, Cl A	164,700	102,615
Xinjiang Goldwind Science & Technology, Cl A	56,789	160,393
Yangzijiang Shipbuilding Holdings	165,100	152,346

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Zhejiang Expressway, Cl H	126,000	$128,596
Zhengzhou Yutong Bus, Cl A	54,347	194,612
Zhuzhou CRRC Times Electric, Cl H	46,300	224,176
Zoomlion Heavy Industry Science and Technology, Cl A	173,035	115,784
		6,129,756
Materials — 4.3%
Anhui Conch Cement, Cl H	86,500	471,169
BBMG, Cl H	222,780	100,486
Beijing Oriental Yuhong Waterproof Technology, Cl A	20,803	137,349
China National Building Material, Cl H	118,000	128,099
China Northern Rare Earth Group High-Tech, Cl A	178,824	368,352
Tangshan Jidong Cement, Cl A*	34,601	77,432
Yunnan Chihong Zinc & Germanium, Cl A	91,359	92,932
		1,375,819
Utilities — 12.9%
CGN Power, Cl H	966,875	250,087
China Longyuan Power Group, Cl H	304,000	233,182
China National Nuclear Power, Cl A	364,642	388,306
China Yangtze Power, Cl A	378,843	969,432
Datang International Power Generation, Cl H	276,000	82,642
ENN Energy Holdings	58,700	524,301
GD Power Development, Cl A	600,402	284,374
Huadian Power International, Cl A	267,600	161,197
Huaneng Power International, Cl H	391,000	262,550
Huaneng Renewables, Cl H	414,860	154,879
SDIC Power Holdings, Cl A	190,506	213,769
Shanghai Electric Power, Cl A	73,575	103,492
Shenergy, Cl A	126,919	116,193
Sichuan Chuantou Energy, Cl A	119,284	169,493
Zhejiang Zheneng Electric Power, Cl A	239,041	210,101
		4,123,998
TOTAL CHINA		12,667,489

HONG KONG — 4.2%
Industrials — 0.5%
Shenzhen International Holdings	74,600	163,300
Utilities — 3.7%
China Gas Holdings	141,600	515,102
China Power International Development	359,000	92,400
China Resources Gas Group	77,500	269,087
China Resources Power Holdings	170,135	310,428
		1,187,017
TOTAL HONG KONG		1,350,317

INDONESIA — 1.9%
Energy — 1.9%
Adaro Energy	3,270,100	505,925
Bumi Resources*	5,480,100	113,841
TOTAL INDONESIA		619,766

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
ISRAEL — 6.1%
Industrials — 2.0%
Elbit Systems	5,376	$644,657
Materials — 4.1%
Frutarom Industries	9,001	823,226
Israel Chemicals	118,051	497,644
		1,320,870
TOTAL ISRAEL		1,965,527

KAZAKHSTAN — 1.7%
Energy — 1.7%
KazMunaiGas Exploration Production GDR	38,510	531,438
TOTAL KAZAKHSTAN		531,438

KUWAIT — 0.5%
Industrials — 0.5%
Agility Public Warehousing KSC	58,672	169,397
TOTAL KUWAIT		169,397

MALAYSIA — 6.5%
Consumer Staples — 0.5%
Sime Darby Plantation	109,200	155,274
Energy — 0.5%
Sapura Energy	1,117,000	145,834
Industrials — 2.7%
Sime Darby	1,272,000	861,593
Materials — 2.7%
Petronas Chemicals Group	414,300	872,943
Real Estate — 0.1%
Sime Darby Property	109,200	40,089
TOTAL MALAYSIA		2,075,733

PHILIPPINES — 3.8%
Industrials — 3.8%
DMCI Holdings	927,600	216,178
International Container Terminal Services	116,000	222,318
JG Summit Holdings	653,500	785,289
TOTAL PHILIPPINES		1,223,785

POLAND — 2.6%
Materials — 2.6%
KGHM Polska Miedz	32,726	829,496
TOTAL POLAND		829,496

RUSSIA — 4.4%
Energy — 4.4%
Rosneft	255,540	1,405,914
TOTAL RUSSIA		1,405,914

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
SINGAPORE — 11.2%
Financials — 6.7%
Oversea-Chinese Banking	220,400	$2,154,753
Industrials — 4.5%
Hutchison Port Holdings Trust, Cl U	500,100	147,530
Keppel	97,600	578,321
Singapore Airlines	48,000	396,797
Singapore Technologies Engineering	107,600	294,581
		1,417,229
TOTAL SINGAPORE		3,571,982

SOUTH AFRICA — 1.9%
Materials — 1.9%
Anglo American Platinum	12,224	334,261
Impala Platinum Holdings*	142,524	283,154
TOTAL SOUTH AFRICA		617,415

THAILAND — 6.3%
Energy — 1.6%
IRPC	2,265,000	525,144
Materials — 4.7%
PTT Global Chemical	497,500	1,507,455
TOTAL THAILAND		2,032,599

TURKEY — 1.9%
Industrials — 1.9%
Turk Hava Yollari AO*	120,973	592,741
TOTAL TURKEY		592,741
TOTAL COMMON STOCK (Cost $30,700,869)		29,653,599

PREFERRED STOCK — 0.9%
RUSSIA— 0.9%
Energy — 0.9%
Transneft(A)	96	294,678
TOTAL PREFERRED STOCK (Cost $304,950)		294,678

OTHER INVESTMENT COMPANIES — 0.4%
Columbia India Infrastructure ETF	3,800	53,694
iShares MSCI India ETF	1,675	57,168
TOTAL OTHER INVESTMENT COMPANIES (Cost $115,147)		110,862
TOTAL INVESTMENTS — 93.8% (Cost $31,120,966)		30,059,139
OTHER ASSETS LESS LIABILITIES — 6.2%		1,988,626
NET ASSETS — 100%		$32,047,765

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

‡      Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

(A)   Currently, no stated interest rate.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares MSCI One Belt One Road Index ETF (concluded)

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

As of March 29, 2018, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended March 29, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended March 29, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended March 29, 2018, there have been no transfers between Level 1 and Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 94.9%‡
ARGENTINA — 2.7%
Information Technology — 2.7%
MercadoLibre	1,800	$641,502
TOTAL ARGENTINA		641,502

BRAZIL — 4.6%
Consumer Discretionary — 2.7%
B2W Cia Digital*	53,400	409,706
CVC Brasil Operadora e Agencia de Viagens	7,200	131,344
Somos Educacao*	21,980	99,001
		640,051
Information Technology — 1.9%
Cielo	73,100	455,501
TOTAL BRAZIL		1,095,552

CHINA — 58.7%
Consumer Discretionary — 17.5%
Bright Scholar Education Holdings ADR*	7,020	108,389
China Maple Leaf Educational Systems	155,000	207,765
Cogobuy Group	255,000	129,315
Ctrip.com International ADR*	14,400	671,328
JD.com ADR*	18,252	739,023
New Oriental Education & Technology Group ADR	5,544	485,931
TAL Education Group ADR	15,966	592,179
Vipshop Holdings ADR*	63,684	1,058,428
Virscend Education	272,768	169,605
		4,161,963
Industrials — 3.4%
51job ADR*	9,468	814,627

Information Technology — 37.8%
58.com ADR*	7,794	622,429
Alibaba Group Holding ADR*	4,176	766,463
Autohome ADR	8,784	754,897
Baidu ADR*	3,060	682,961
Bitauto Holdings ADR*	12,006	253,927
Cheetah Mobile ADR*	18,306	244,751
Fang Holdings ADR*	37,008	190,221
Kingdee International Software Group*	324,000	326,134
Momo ADR*	16,272	608,247
NetEase ADR	1,800	504,702

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares Emerging Markets Consumer Technology Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
SINA*	4,914	$512,383
Sohu.com*	2,934	90,719
Tencent Holdings	18,000	939,414
Weibo ADR*	5,220	623,999
Yirendai ADR	11,880	477,932
YY ADR*	6,390	672,228
ZTE, Cl H*	223,400	727,275
		8,998,682
TOTAL CHINA		13,975,272

HONG KONG — 0.4%
Information Technology — 0.4%
NetDragon Websoft Holdings	36,000	87,611
TOTAL HONG KONG		87,611

INDIA — 0.8%
Consumer Discretionary — 0.8%
MakeMyTrip*	5,400	187,380
TOTAL INDIA		187,380

MALAYSIA — 3.0%
Information Technology — 0.8%
My EG Services	266,000	195,305
Telecommunication Services — 2.2%
Telekom Malaysia	384,600	518,037
TOTAL MALAYSIA		713,342

POLAND — 3.3%
Consumer Discretionary — 2.5%
Cyfrowy Polsat	81,000	589,770
Telecommunication Services — 0.8%
Orange Polska*	122,544	207,502
TOTAL POLAND		797,272

PUERTO RICO — 0.6%
Information Technology — 0.6%
EVERTEC	9,162	149,799
TOTAL PUERTO RICO		149,799

RUSSIA — 2.8%
Information Technology — 2.8%
Mail.Ru Group GDR*	19,314	675,604
TOTAL RUSSIA		675,604

SOUTH AFRICA — 4.3%
Consumer Discretionary — 4.3%
Curro Holdings*	65,682	176,778
Naspers, Cl N	3,420	834,695
		1,011,473

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares Emerging Markets Consumer Technology Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Industrials — 0.0%
Novus Holdings	1,080	$418
TOTAL SOUTH AFRICA		1,011,891

SOUTH KOREA — 10.9%
Consumer Discretionary — 0.9%
Loen Entertainment	2,200	228,070
Information Technology — 10.0%
Com2uSCorp	1,552	271,698
Kakao	4,710	572,235
NAVER	1,261	929,867
NCSoft	1,265	486,584
NHN Entertainment*	1,825	115,572
		2,375,956
TOTAL SOUTH KOREA		2,604,026

TAIWAN — 2.8%
Information Technology — 2.8%
Accton Technology	39,000	127,071
WPG Holdings	416,000	537,888
TOTAL TAIWAN		664,959
TOTAL COMMON STOCK (Cost $22,668,509)		22,604,210
TOTAL INVESTMENTS — 94.9% (Cost $22,668,509)		22,604,210
OTHER ASSETS LESS LIABILITIES — 5.1%		1,224,070
NET ASSETS - 100%		$23,828,280

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

‡      Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of March 29, 2018, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended March 29, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended March 29, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended March 29, 2018, there have been no transfers between Level 1 and Level 3 investments. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares MSCI China Environment Index ETF

	Shares	Value
COMMON STOCK — 95.6%‡
CHINA — 72.8%
Consumer Discretionary — 9.9%
Chaowei Power Holdings	322,000	$173,959
TCL Multimedia Technology Holdings	227,000	105,860
Tianneng Power International	249,885	295,788
Yadea Group Holdings	396,694	134,956
		710,563
Industrials — 15.9%
Beijing Urban Construction Design & Development Group, Cl H	127,000	70,553
Capital Environment Holdings*	2,156,000	76,919
China Energine International Holdings*	770,000	33,848
China Everbright International	424,900	595,530
China Singyes Solar Technologies Holdings	244,000	89,227
Dongjiang Environmental, Cl H	86,800	116,569
Dynagreen Environmental Protection Group, Cl H	150,000	75,112
Tianjin Capital Environmental Protection Group, Cl H	142,000	80,152
		1,137,910
Information Technology — 8.9%
JA Solar Holdings ADR*	16,392	107,532
JinkoSolar Holding ADR*	10,392	189,654
Xinyi Solar Holdings	842,000	340,091
		637,277
Real Estate — 13.8%
China Vanke, Cl H	142,400	649,557
Shui On Land	1,242,000	337,074
		986,631
Utilities — 24.3%
Beijing Enterprises Water Group*	960,500	536,038
China Datang Renewable Power, Cl H	940,000	126,958
China Everbright Water	97,600	31,633
China Longyuan Power Group, Cl H	431,800	331,210
China Power Clean Energy Development	170,000	92,491
CT Environmental Group	900,000	161,691
Huaneng Renewables, Cl H	916,000	341,970
Kangda International Environmental	313,000	58,625
Yunnan Water Investment, Cl H	148,000	60,533
		1,741,149
TOTAL CHINA		5,213,530

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares MSCI China Environment Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
HONG KONG — 22.8%
Industrials — 7.8%
China High Speed Transmission Equipment Group	137,000	$215,407
Concord New Energy Group	2,524,000	114,167
FDG Electric Vehicles*	6,962,000	230,639
		560,213
Information Technology — 9.7%
GCL-Poly Energy Holdings*	4,739,000	585,710
Wasion Group Holdings	210,000	107,030
		692,740
Utilities — 5.3%
Canvest Environmental Protection Group	254,000	145,637
Kong Sun Holdings*	1,931,000	55,359
Panda Green Energy Group*	1,657,000	177,348
		378,344
TOTAL HONG KONG		1,631,297

TOTAL COMMON STOCK (Cost $7,003,891)		6,844,827
TOTAL INVESTMENTS — 95.6% (Cost $7,003,891)		6,844,827
OTHER ASSETS LESS LIABILITIES – 4.4%		313,526
NET ASSETS - 100%		$7,158,353

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

‡      Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of March 29, 2018, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended March 29, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 93.6%‡
AUSTRALIA — 1.6%
Materials — 1.6%
Galaxy Resources*	95,567	$216,981
Pilbara Minerals*	352,791	223,251
TOTAL AUSTRALIA		440,232

AUSTRIA — 1.6%
Information Technology — 1.6%
Ams*	3,998	416,918
TOTAL AUSTRIA		416,918

CANADA — 1.6%
Materials — 1.6%
First Quantum Minerals	29,831	418,571
TOTAL CANADA		418,571

CHILE — 2.5%
Materials — 2.5%
Antofagasta	31,732	409,971
Sociedad Quimica y Minera de Chile ADR	5,315	261,232
TOTAL CHILE		671,203

CHINA — 20.3%
Consumer Discretionary — 10.1%
Aerospace Hi-Tech Holdings, Cl A*	75,000	258,913
BAIC Motor, Cl H	186,500	228,601
BYD, Cl H*	44,000	343,106
Changzhou Xingyu Automotive Lighting Systems, Cl A	29,736	251,908
China Shipbuilding Industry Group Power, Cl A	63,856	246,322
Dongfeng Motor Group, Cl H	194,000	225,188
FAW CAR, Cl A*	148,000	238,524
Great Wall Motor, Cl H	229,000	229,633
Jiangsu Yunyi Electric, Cl A*	234,960	241,992
Kuang-Chi Technologies, Cl A	58,084	229,596
Ningbo Joyson Electronic, Cl A	50,800	232,939
		2,726,722
Industrials — 2.7%
Camel Group, Cl A	116,401	238,104
Guoxuan High-Tech, Cl A	70,310	243,616
Zhejiang Narada Power Source, Cl A	94,000	232,920
		714,640
The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology — 7.5%
AAC Technologies Holdings	27,500	$496,158
Baidu ADR*	3,926	876,244
GoerTek, Cl A	177,028	384,348
Shanghai Belling, Cl A	114,900	251,652
		2,008,402
TOTAL CHINA		5,449,764

GERMANY — 11.0%
Consumer Discretionary — 9.0%
Bayerische Motoren Werke	9,431	1,022,423
Daimler	11,578	982,075
Hella GmbH & KGaA	6,236	409,542
		2,414,040
Information Technology — 2.0%
Infineon Technologies	20,402	545,485
TOTAL GERMANY		2,959,525

JAPAN — 0.9%
Industrials — 0.9%
GS Yuasa	44,000	236,239
TOTAL JAPAN		236,239

NETHERLANDS — 3.5%
Information Technology — 3.5%
NXP Semiconductors*	8,017	937,989
TOTAL NETHERLANDS		937,989

PERU — 2.1%
Materials — 2.1%
Southern Copper	10,283	557,133
TOTAL PERU		557,133

SOUTH KOREA — 2.3%
Information Technology — 2.3%
Samsung SDI	2,156	386,337
Silicon Works	6,720	239,887
TOTAL SOUTH KOREA		626,224

SWEDEN — 2.1%
Consumer Discretionary — 2.1%
Autoliv	3,812	556,323
TOTAL SWEDEN		556,323

SWITZERLAND — 2.1%
Information Technology — 2.1%
STMicroelectronics	24,936	551,554
TOTAL SWITZERLAND		551,554

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares Electric Vehicles and Future Mobility Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
TAIWAN — 2.2%
Information Technology — 2.2%
On-Bright Electronics	23,000	$250,060
Parade Technologies	17,000	331,173
TOTAL TAIWAN		581,233

UNITED KINGDOM — 0.7%
Information Technology — 0.7%
Dialog Semiconductor*	8,382	198,904
TOTAL UNITED KINGDOM		198,904

UNITED STATES — 40.0%
Consumer Discretionary — 14.4%
Aptiv	6,465	549,331
Ford Motor	89,129	987,548
General Motors	26,747	971,986
Gentherm*	7,360	249,872
Tesla*	3,278	872,374
Visteon*	2,061	227,205
		3,858,316
Industrials — 0.9%
EnerSys	3,530	244,876
Information Technology — 20.7%
Alphabet, Cl A*	920	954,169
Ambarella*	4,488	219,867
Analog Devices	5,873	535,206
Cirrus Logic*	5,754	233,785
Integrated Device Technology*	7,462	228,039
Knowles*	18,528	233,268
Maxim Integrated Products	9,006	542,341
MaxLinear, Cl A*	10,287	234,029
NVIDIA	3,998	925,897
Skyworks Solutions	5,105	511,827
Texas Instruments	8,882	922,751
		5,541,179
Materials — 3.1%
Albemarle	4,467	414,270
FMC	5,307	406,357
		820,627
TOTAL UNITED STATES		10,726,230
TOTAL COMMON STOCK (Cost $26,238,723)		25,066,810

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares Electric Vehicles and Future Mobility Index ETF (concluded)

	Shares	Value
PREFERRED STOCK — 3.6%
GERMANY— 3.6%
Consumer Discretionary — 3.6%
Porsche Automobil Holding(A)	5,014	$416,235
Volkswagen(A)	2,815	558,700
TOTAL PREFERRED STOCK (Cost $1,019,308)		974,935
TOTAL INVESTMENTS — 97.2% (Cost $27,258,031)		26,041,745
OTHER ASSETS LESS LIABILITIES — 2.8%		755,884
NET ASSETS — 100%		$26,797,629

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

‡      Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

(A)   Currently, no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

As of March 29, 2018, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended March 29, 2018, there have been no transfers between Level 1, Level 2 and Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 97.8%‡
CHINA — 90.9%
Health Care — 90.9%
3SBio*	30,000	$67,581
Alibaba Health Information Technology*	102,000	50,686
Beijing SL Pharmaceutical, Cl A	6,300	34,846
Beijing Tiantan Biological Products, Cl A	5,913	26,691
Beijing Tongrentang, Cl A	12,647	67,700
Changchun High & New Technology Industries, Cl A	1,500	43,200
China Medical System Holdings	45,000	102,175
China National Accord Medicines, Cl A	3,400	32,359
China National Medicines, Cl A	6,655	31,161
China Resources Pharmaceutical Group	58,500	81,992
China Resources Sanjiu Medical & Pharmaceutical, Cl A	8,800	37,904
China Traditional Chinese Medicine Holdings	36,000	26,559
CSPC Pharmaceutical Group	150,000	398,494
Da An Gene of Sun Yat-Sen University, Cl A	6,900	17,339
Dong-E-E-Jiao, Cl E	6,100	59,103
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	13,600	62,794
Guizhou Bailing Group Pharmaceutical, Cl A	13,300	30,356
Harbin Gloria Pharmaceuticals, Cl A(A)(B)(C)	13,800	13,730
Huadong Medicine, Cl A	9,000	90,548
Hualan Biological Engineering, Cl A	8,400	39,318
Hubei Jumpcan Pharmaceutical, Cl A	6,300	43,327
Humanwell Healthcare Group, Cl A	13,470	32,649
Jiangsu Hengrui Medicine, Cl A	26,937	354,496
Jiangsu Yuyue Medical Equipment & Supply, Cl A	9,000	34,016
Jilin Aodong Pharmaceutical Group, Cl A	10,900	35,463
Jinyu Bio-Technology, Cl A	8,100	36,189
Joincare Pharmaceutical Group Industry, Cl A	14,700	28,060
Jointown Pharmaceutical Group, Cl A*	17,931	53,864
Kangmei Pharmaceutical, Cl A	48,000	170,892
Livzon Pharmaceutical Group, Cl A	3,400	37,417
Luye Pharma Group	34,500	33,013
Meinian Onehealth Healthcare Holdings, Cl A	22,800	92,263
Realcan Pharmaceutical, Cl A	14,200	33,741
Shandong Weigao Group Medical Polymer, Cl H	48,000	31,987
Shanghai Fosun Pharmaceutical Group, Cl H	18,000	110,546
Shanghai Fosun Pharmaceutical Group, Cl A	18,983	126,841
Shanghai Pharmaceuticals Holding, Cl H	21,300	56,993
Shanghai Pharmaceuticals Holding, Cl A	18,300	70,592
Shenzhen Hepalink Pharmaceutical Group, Cl A	9,400	25,503
Shenzhen Salubris Pharmaceuticals, Cl A	10,141	67,180
Shijiazhuang Yiling Pharmaceutical, Cl A	13,600	33,029
Sichuan Kelun Pharmaceutical, Cl A	13,600	62,491

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares MSCI All China Health Care Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Sihuan Pharmaceutical Holdings Group	153,000	$45,228
Sinopharm Group, Cl H	40,800	204,304
Tasly Pharmaceutical Group, Cl A	10,261	70,111
Tong Ren Tang Technologies, Cl H	18,000	29,999
Tonghua Dongbao Pharmaceutical, Cl A	16,293	64,792
Wuxi Biologics Cayman*	10,500	100,942
Yifan Pharmaceutical, Cl A	11,100	38,443
Zhangzhou Pientzehuang Pharmaceutical, Cl A	5,700	73,564
Zhejiang Huahai Pharmaceutical, Cl A	12,300	58,903
Zhejiang NHU, Cl A	11,800	63,241
TOTAL CHINA		3,634,615

HONG KONG — 6.9%
Health Care — 6.9%
Sino Biopharmaceutical	141,000	276,671
TOTAL HONG KONG		276,671
TOTAL COMMON STOCK (Cost $3,741,656)		3,911,286
TOTAL INVESTMENTS — 97.8% (Cost $3,741,656)		3,911,286
OTHER ASSETS LESS LIABILITIES — 2.2%		86,725
NET ASSETS — 100%		$3,998,011

^      March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

‡      Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

(A)   Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of March 29, 2018 was $13,730 and represents 0.3% of Net Assets.

(B)   Level 3 security in accordance with fair value hierarchy.

(C)   Security considered illiquid. The total value of such securities as of March 29, 2018 was $13,730 and represents 0.3% of Net Assets.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments March 29, 2018^

KraneShares MSCI All China Health Care Index ETF (concluded)

The following is a list of the inputs used, as of March 29, 2018, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3**	Total
Investments in Securities
Common Stock
China
Health Care	$3,620,885	$—	$13,730	$3,634,615
Hong Kong	276,671	—	—	276,671
Total Common Stock	3,897,556	—	13,730	3,911,286
Total Investments in Securities	$3,897,556	$—	$13,730	$3,911,286

**     A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended March 29, 2018, there have been no transfers between Level 1 and Level 2 investments.

For the period ended March 29, 2018, there have been no transfers between Level 2 and Level 3 investments.

For the period ended March 29, 2018, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
 March 29, 2018^

	KraneShares Bosera MSCI China A Share ETF	KraneShares Zacks New China ETF	KraneShares CSI China Internet ETF
Assets:
Investments at Value	$350,011,394	$4,975,504	$1,708,103,438*
Foreign Currency at Value	2,907,558	3	678,174
Cash and Cash Equivalents	466,567	109,626	4,831,209
Collateral for Investment Trading	146,860	—	—
Prepaid Expenses	7,615	111	34,433
Receivable for Capital Shares Sold	—	—	118,377
Receivable for Investment Securities Sold	—	—	661,805
Dividend and Interest Receivable	—	—	325,595
Total Assets	353,539,994	5,085,244	1,714,753,031

Liabilities:
Payable for Investment Securities Purchased	—	—	1,339,978
Obligation to Return Securities Lending Collateral	—	—	83,019,440
Payable for Capital Shares Redeemed	—	—	748,155
Payable for Management Fees	178,868	2,978	984,641
Payable for Foreign Capital Gains Tax	34,549	—	—
Payable for Trustees’ Fee	2,990	48	14,330
Payable for Securities Lending Fees	—	—	24,248
Total Liabilities	216,407	3,026	86,130,792

Net Assets	$353,323,587	$5,082,218	$1,628,622,239

Net Assets Consist of:
Paid-in Capital	$317,282,548	$4,666,658	$1,495,848,226
Distributions in Excess of Net Investment Income	(6,771)	(6,954)	(11,487,930)
Accumulated Net Realized Gain on Investments and Foreign Currency Translations	3,956,304	109,787	26,593,971
Net Unrealized Appreciation on Investments	32,083,789	312,727	117,667,946
Net Unrealized Appreciation on Foreign Currency Translations	7,717	—	26

Net Assets	$353,323,587	$5,082,218	$1,628,622,239
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	10,250,000	150,000	26,650,000
Net Asset Value, Offering and Redemption Price Per Share	$34.47	$33.88	$61.11

Cost of Investments	$317,927,605	$4,662,777	$1,590,435,492
Cost of Foreign Currency	3,046,701	3	—
*Includes Market Value of Securities on Loan	—	—	77,291,418

^     March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (continued)
March 29, 2018^

	KraneShares E Fund China Commercial Paper ETF	KraneShares FTSE Emerging Markets Plus ETF	KraneShares MSCI One Belt One Road Index ETF
Assets:
Investments at Value	$12,738,381	$2,296,921	$30,059,139
Affiliated Investments at Value	23,714	360,832	—
Foreign Currency at Value	23,729	531	26,018
Cash and Cash Equivalents	9,196	34,598	1,943,388
Dividend and Interest Receivable	240,870	4,261	60,676
Prepaid Expenses	268	542	542
Receivable from Adviser for Withholding/Value Added Tax	26,214	—	—
Reclaim Receivable	—	296	100
Total Assets	13,062,372	2,697,981	32,089,863

Liabilities:
Payable for Capital Shares Redeemed	—	—	20,294
Payable for Withholding/Value Added Tax	26,214	—	—
Payable for Management Fees	5,750	1,408	21,597
Payable for Trustees’ Fee	125	104	207
Total Liabilities	32,089	1,512	42,098

Net Assets	$13,030,283	$2,696,469	$32,047,765

Net Assets Consist of:
Paid-in Capital	$12,240,899	$2,483,561	$33,080,732
Undistributed Net Investment Income	324,836	12,531	25,520
Accumulated Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Translations	(41,661)	(191,723)	3,079
Net Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	499,333	392,090	(1,061,827)
Net Unrealized Appreciation on Foreign Currency Translations	6,876	10	261

Net Assets	$13,030,283	$2,696,469	$32,047,765
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	350,000	100,000	1,250,002
Net Asset Value, Offering and Redemption Price Per Share	$37.23	$26.96	$25.64

Cost of Investments	$12,253,488	$1,885,074	$31,120,966
Cost of Affiliated Investments	9,274	380,589	—
Cost of Foreign Currency	23,729	595	25,944

____________

^     March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (continued)
March 29, 2018^

	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Environment Index ETF
Assets:
Investments at Value	$22,604,210	$6,844,827
Cash and Cash Equivalents	1,152,791	1,216,566
Foreign Currency at Value	5,776	—
Receivable for Capital Shares Sold	987,979	—
Dividend and Interest Receivable	10,377	—
Reclaim Receivable	87	—
Prepaid Expenses	58	148
Receivable for Investment Securities Sold	—	493,211
Total Assets	24,761,278	8,554,752

Liabilities:
Payable for Investment Securities Purchased	919,024	267,084
Payable for Management Fees	12,088	4,804
Unrealized Depreciation on Spot Contracts	1,856	6
Payable for Trustees’ Fee	30	—
Payable to Custodian	—	1,124,505
Total Liabilities	932,998	1,396,399

Net Assets	$23,828,280	$7,158,353

Net Assets Consist of:
Paid-in Capital	$23,899,284	$7,544,443
Accumulated Net Investment Loss	(4,566)	(13,176)
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(326)	(213,829)
Net Unrealized Depreciation on Investments	(64,299)	(159,064)
Net Unrealized Depreciation on Foreign Currency Translations	(1,813)	(21)

Net Assets	$23,828,280	$7,158,353
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	900,002	300,002
Net Asset Value, Offering and Redemption Price Per Share	$26.48	$23.86
Cost of Investments	$22,668,509	$7,003,891

^     March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (concluded)
March 29, 2018^

	KraneShares Electric Vehicles and Future Mobility Index ETF	Kraneshares MSCI All China Healthcare Index ETF
Assets:
Investments at Value	$26,041,745	$3,911,286
Cash and Cash Equivalents	958,424	88,735
Receivable for Investment Securities Sold	513,874	—
Receivable for Capital Shares Sold	122,903	—
Dividend and Interest Receivable	4,847	—
Prepaid Expenses	46	45
Total Assets	27,641,839	4,000,066

Liabilities:
Payable for Investment Securities Purchased	555,798	—
Payable for Capital Shares Redeemed	273,936	—
Payable for Management Fees	14,268	2,033
Payable for Trustees’ Fee	208	22
Total Liabilities	844,210	2,055

Net Assets	$26,797,629	$3,998,011

Net Assets Consist of:
Paid-in Capital	$28,078,846	$3,832,495
Undistributed Net Investment Income/Accumulated Net Investment Loss	3,098	(4,114)
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(67,891)	—
Net Unrealized Appreciation (Depreciation) on Investments	(1,216,286)	169,630
Net Unrealized Depreciation on Foreign Currency Translations	(138)	—

Net Assets	$26,797,629	$3,998,011
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,150,002	150,002
Net Asset Value, Offering and Redemption Price Per Share	$23.30	$26.65
Cost of Investments	$27,258,031	$3,741,656

^     March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended March 29, 2018^

	KraneShares Bosera MSCI China A Share ETF	KraneShares Zacks New China ETF	KraneShares CSI China Internet ETF
Investment Income:
Dividend Income	$3,247,147	$73,286	$3,310,074
Interest Income	24,204	738	80,829
Security Lending Income	—	—	242,476
Less: Foreign Taxes Withheld	(335,888)	(5,783)	(9,278)
Total Investment Income	2,935,463	68,241	3,624,101

Expenses:
Management Fees†	1,887,689	34,379	6,697,691
Trustees’ Fees	51,980	1,494	215,652
Security Lending Fees†	—	—	24,248
Total Expenses	1,939,669	35,873	6,937,591
Management Fee Waiver†	(484,026)	—	—
Reimbursement for Trustees’ Fees†	—	(143)	(31,347)
Net Expenses	1,455,643	35,730	6,906,244

Net Investment Income (Loss)	1,479,820	32,511	(3,282,143)

Net Realized Gain (Loss) on:
Investments	6,741,758	1,243,646	116,711,328 (1)
Foreign Currency Translations	(249,467)	(7,100)	(41,314)

Net Realized Gain on Investments and Foreign Currency Translations	6,492,291	1,236,546	116,670,014

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	32,240,981	(457,296)	103,486,976
Foreign Currency Translations	7,717	—	26

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	32,248,698	(457,296)	103,487,002

Net Realized and Unrealized Gain on Investments and Foreign Currency Translations	38,740,989	779,250	220,157,016

Net Increase in Net Assets Resulting from Operations	$40,220,809	$811,761	$216,874,873

^     March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

†     See Note 3 in Notes to Financial Statements.

(1)  Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (continued)
For the year ended March 29, 2018^

	KraneShares E Fund China Commercial Paper ETF	KraneShares FTSE Emerging Markets Plus ETF	KraneShares MSCI One Belt One Road Index ETF(1)
Investment Income:
Dividend Income	$—	$64,819	$113,498
Less: Foreign Taxes Withheld	—	(6,022)	(11,824)
Income Distributions Received from Affiliated Fund	—	1,880	—
Interest Income	443,446	274	—
Less: Foreign Withholding/Value Added Tax	(26,214)	—	—
Reimbursement of Foreign Withholding/Value Added Tax	26,214	—	—
Total Investment Income	443,446	60,951	101,674
Expenses:
Management Fees†	77,973	17,409	59,931
Trustees’ Fees	24,278	938	611
Interest Expense	—	—	1,002
Total Expenses	102,251	18,347	61,544
Management Fee Waiver†	(13,760)	(2,146)	—
Reimbursement for Trustees’ Fees†	(300)	(65)	(257)
Net Expenses	88,191	16,136	61,287

Net Investment Income	355,255	44,815	40,387

Net Realized Gain (Loss) on:
Investments	(39,431)	971	3,079
Affiliated Investments	58,812	(12,196)	—
Capital Gain Distributions Received From Affiliated Fund	—	1,663	—
Foreign Currency Translations	447,469	(38)	(8,180)
Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Translations	466,850	(9,600)	(5,101)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	638,412	356,311	(1,061,827)
Affiliated Investments	6,539	81,248	—
Foreign Currency Translations	7,739	(3)	261

Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	652,690	437,556	(1,061,566)

Net Realized and Unrealized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Translations	1,119,540	427,956	(1,066,667)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,474,795	$472,771	$(1,026,280)

^     March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

†     See Note 3 in Notes to Financial Statements.

(1)  Commenced operations on September 7, 2017.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (continued)
For the year ended March 29, 2018^

	KraneShares Emerging Markets Consumer Technology Index ETF(1)	KraneShares MSCI China Environment Index ETF(2)
Investment Income:
Dividend Income	$17,883	$—
Less: Foreign Taxes Withheld	(296)	—
Total Investment Income	17,587	—

Expenses:
Management Fees†	24,688	20,568
Trustees’ Fees	242	237
Interest Expense	144	7
Total Expenses	25,074	20,812
Reimbursement for Trustees’ Fees†	(139)	(113)
Net Expenses	24,935	20,699

Net Investment Loss	(7,348)	(20,699)

Net Realized Gain (Loss) on:
Investments	(325)	(213,979	)(3)
Foreign Currency Translations	2,781	(175)

Net Realized Gain (Loss) on Investments and Foreign Currency Translations	2,456	(214,154)

Net Change in Unrealized Depreciation on:
Investments	(64,299)	(159,064)
Foreign Currency Translations	(1,813)	(21)

Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(66,112)	(159,085)

Net Realized and Unrealized Loss on Investments and Foreign Currency Translations	(63,656)	(373,239)

Net Decrease in Net Assets Resulting from Operations	$(71,004)	$(393,938)

^     March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

†     See Note 3 in Notes to Financial Statements.

(1)  Commenced operations on October 11, 2017.

(2)  Commenced operations on October 12, 2017.

(3)  Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (concluded)
For the year ended March 29, 2018^

	KraneShares Electric Vehicles and Future Mobility Index ETF(1)	Kraneshares MSCI All China Healthcare Index ETF(2)
Investment Income:
Dividend Income	$41,827	$—
Less: Foreign Taxes Withheld	(707)	—
Total Investment Income	41,120	—

Expenses:
Management Fees†	24,763	3,413
Trustees’ Fees	309	29
Interest Expense	262	143
Total Expenses	25,334	3,585

Net Expenses	25,334	3,585

Net Investment Income (Loss)	15,786	(3,585)

Net Realized Loss on:
Investments	(53,236)	—
Foreign Currency Translations	(27,343)	(529)

Net Realized Loss on Investments and Foreign Currency Translations	(80,579)	(529)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,216,286)	169,630
Foreign Currency Translations	(138)	—

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,216,424)	169,630

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translations	(1,297,003)	169,101

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,281,217)	$165,516

^     March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

†     See Note 3 in Notes to Financial Statements.

(1)  Commenced operations on January 18, 2018.

(2)  Commenced operations on January 31, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares Bosera MSCI China A Share ETF
	Year Ended March 29, 2018^	Year Ended March 31, 2017
Operations:
Net Investment Income (Loss)	$1,479,820	$(7,689)
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	6,492,291	(866,910)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	32,248,698	433,959
Net Increase (Decrease) in Net Assets Resulting from Operations	40,220,809	(440,640)

Dividends and Distributions from:
Net Investment Income	(1,563,342)	—
Net Realized Gains	(1,383,104)	(127,486)
Return of Capital	—	(437,353)
Total Dividends and Distributions	(2,946,446)	(564,839)

Capital Share Transactions:(1)
Issued	273,881,297	58,784,489
Redeemed	(10,325,858)	(9,840,619)
Increase in Net Assets from Capital Share Transactions	263,555,439	48,943,870

Total Increase in Net Assets	300,829,802	47,938,391

Net Assets:
Beginning of Year	52,493,785	4,555,394
End of Year	$353,323,587	$52,493,785
Distributions in Excess of Net Investment Income	$(6,771)	$(142,152)

Share Transactions:
Issued	8,700,000	2,050,000
Redeemed	(300,000)	(350,000)

Net Increase in Shares Outstanding from Share Transactions	8,400,000	1,700,000

^     March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(1)  Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Zacks New China ETF
	Year Ended March 29, 2018^	Year Ended March 31, 2017
Operations:
Net Investment Income	$32,511	$16,561
Net Realized Gain on Investments and Foreign Currency Translations	1,236,546	170,452
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(457,296)	486,702

Net Increase in Net Assets Resulting from Operations	811,761	673,715

Dividends and Distributions from:
Net Investment Income	(44,526)	(32,656)
Net Realized Gains	(1,101,598)	—
Return of Capital	—	(38,008)

Total Dividends and Distributions	(1,146,124)	(70,664)

Capital Share Transactions:(1)
Issued	2,010,914	—
Increase in Net Assets from Capital Share Transactions	2,010,914	—

Total Increase in Net Assets	1,676,551	603,051

Net Assets:
Beginning of Year	3,405,667	2,802,616
End of Year	$5,082,218	$3,405,667

Distributions in Excess of Net Investment Income	$(6,954)	$(17,940)

Share Transactions:
Issued	50,000	— #

Net Increase in Shares Outstanding from Share Transactions	50,000	—

^     March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(1)  Includes transaction costs related to creations and redemptions.

#     After the close of the markets on September 13, 2016, the Fund effected a 2 for 1 share split (see Note 7).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares CSI China Internet ETF
	Year Ended March 29, 2018^	Year Ended March 31, 2017
Operations:
Net Investment Loss	$(3,282,143)	$(1,499,799)
Net Realized Gain on Investments and Foreign Currency Translations	116,670,014	1,506,042
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	103,487,002	33,149,248

Net Increase in Net Assets Resulting from Operations	216,874,873	33,155,491

Dividends and Distributions from:
Net Investment Income	(7,001,175)	(1,721,413)
Return of Capital	—	(656,632)
Total Dividends and Distributions	(7,001,175)	(2,378,045)

Capital Share Transactions:(1)
Issued	1,335,264,104	235,861,086
Redeemed	(207,772,539)	(170,250,484)
Increase in Net Assets from Capital Share Transactions	1,127,491,565	65,610,602

Total Increase in Net Assets	1,337,365,263	96,388,048

Net Assets:
Beginning of Year	291,256,976	194,868,928
End of Year	$1,628,622,239	$291,256,976

Distributions in Excess of Net Investment Income	$(11,487,930)	$(2,689,036)

Share Transactions:
Issued	23,350,000	6,300,000
Redeemed	(3,600,000)	(4,850,000)

Net Increase in Shares Outstanding from Share Transactions	19,750,000	1,450,000

^     March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(1)  Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares E Fund China Commercial Paper ETF
	Year Ended March 29, 2018^	Year Ended March 31, 2017
Operations:
Net Investment Income	$355,255	$255,903
Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Translations	466,850	(957,019)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	652,690	(1,797)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,474,795	(702,913)

Dividends and Distributions from:
Return of Capital	—	(6,584)
Total Dividends and Distributions	—	(6,584)

Capital Share Transactions:(1)
Issued	1,710,233	—
Reinvestment of Distributions	—	50,500
Redeemed	—	(8,294,993)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,710,233	(8,244,493)

Total Increase (Decrease) in Net Assets	3,185,028	(8,953,990)

Net Assets:
Beginning of Year	9,845,255	18,799,245
End of Year	$13,030,283	$9,845,255

Undistributed (Distributions in Excess of) Net Investment Income	$324,836	$(477,888)

Share Transactions:
Issued	50,000	—
Redeemed	—	(250,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	(250,000)

^     March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(1)  Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares FTSE Emerging Markets Plus ETF
	Year Ended March 29, 2018^	Year Ended March 31, 2017
Operations:
Net Investment Income	$44,815	$36,660
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Translations	(9,600)	(186,670)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	437,556	375,822

Net Increase in Net Assets Resulting from Operations	472,771	225,812

Dividends and Distributions from:
Net Investment Income	(32,628)	(70,606)
Net Realized Gains	—	(46,996)
Return of Capital	—	(17,872)
Total Dividends and Distributions	(32,628)	(135,474)
Total Increase in Net Assets	440,143	90,338

Net Assets:
Beginning of Year	2,256,326	2,165,988
End of Year	$2,696,469	$2,256,326
Undistributed (Distributions in Excess of) Net Investment Income	$12,531	$(1,289)

^     March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares MSCI One Belt One Road Index ETF	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Environment Index ETF
	Period Ended March 29, 2018(1)^	Period Ended March 29, 2018(2)^	Period Ended March 29, 2018(3)^
Operations:
Net Investment Income (Loss)	$40,387	$(7,348)	$(20,699)
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(5,101)	2,456	(214,154)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,061,566)	(66,112)	(159,085)

Net Decrease in Net Assets Resulting from Operations	(1,026,280)	(71,004)	(393,938)

Dividends and Distributions from:
Net Investment Income	(6,687)	—	—

Total Dividends and Distributions	(6,687)	—	—

Capital Share Transactions:(4)
Issued	33,080,732	23,899,284	8,730,662
Redeemed	—	—	(1,178,371)
Increase in Net Assets from Capital Share Transactions	33,080,732	23,899,284	7,552,291

Total Increase in Net Assets	32,047,765	23,828,280	7,158,353

Net Assets:
Beginning of Period	—	—	—
End of Period	$32,047,765	$23,828,280	$7,158,353

Undistributed Net Investment Income/ Accumulated Net Investment Loss	$25,520	$(4,566)	$(13,176)

Share Transactions:
Issued	1,250,002	900,002	350,002
Redeemed	—	—	(50,000)

Net Increase in Shares Outstanding from Share Transactions	1,250,002	900,002	300,002

^     March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(1)  Commenced operations on September 7, 2017.

(2)  Commenced operations on October 11, 2017.

(3)  Commenced operations on October 12, 2017.

(4)  Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (concluded)

	KraneShares Electric Vehicles and Future Mobility Index ETF	Kraneshares MSCI All China Healthcare Index ETF
	Period Ended March 29, 2018(1)^	Period Ended March 29, 2018(2)^
Operations:
Net Investment Income (Loss)	$15,786	$(3,585)
Net Realized Loss on Investments and Foreign Currency Translations	(80,579)	(529)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,216,424)	169,630

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,281,217)	165,516

Capital Share Transactions:(3)
Issued	28,078,846	3,832,495
Increase in Net Assets from Capital Share Transactions	28,078,846	3,832,495
Total Increase in Net Assets	26,797,629	3,998,011

Net Assets:
Beginning of Period	—	—
End of Period	$26,797,629	$3,998,011

Undistributed Net Investment Income/Accumulated Net Investment Loss	$3,098	$(4,114)

Share Transactions:
Issued	1,150,002	150,002

Net Increase in Shares Outstanding from Share Transactions	1,150,002	150,002

^     March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(1)  Commenced operations on January 18, 2018.

(2)  Commenced operations on January 31, 2018.

(3)  Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios

For the Years/Periods Ended March 31 (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares Bosera MSCI China A Share ETF
2018(1)	28.38	0.21	6.22	6.43	(0.18)	(0.16)	—
2017	30.37	(0.01)	(0.67)	(0.68)	—	(0.85)	(0.46)
2016	53.55	0.62	(13.67)	(13.05)	(0.41)	(9.72)	—
2015	28.92	(0.22)	24.90	24.68	(0.05)	—	—
2014(2)	30.00	(0.02)	(1.06)	(1.08)	—	—	—
KraneShares Zacks New China ETF(6)#
2018(1)	34.06	0.24	7.22	7.46	(0.30)	(7.34)	—
2017	28.02	0.21	6.54	6.75	(0.33)	—	(0.38)
2016	34.20	0.18	(3.21)	(3.03)	(0.25)	(2.89)	(0.01)
2015	31.42	0.12	2.97	3.09	(0.31)	—	—
2014(3)	25.00	(0.03)	6.45	6.42	—	—	—
KraneShares CSI China Internet ETF
2018(1)	42.21	(0.19)	19.43	19.24	(0.34)	—	—
2017	35.76	(0.27)	7.13	6.86	(0.30)	—	(0.11)
2016	34.18	(0.20)	1.84	1.64	(0.06)	—	— (7)
2015	35.93	(0.14)	(1.32)	(1.46)	(0.29)	—	—
2014(4)	25.00	(0.02)	11.05	11.03	(0.06)	(0.04)	—
KraneShares E Fund China Commercial Paper ETF
2018(1)	32.82	1.07	3.34	4.41	—	—	—
2017	34.18	0.61	(1.96)	(1.35)	—	—	(0.01)
2016	34.81	1.01	(1.39)	(0.38)	(0.21)	(0.01)	(0.03)
2015(5)	35.00	0.39	(0.35)	0.04	(0.23)	—	—

(1)   March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(2)   The Fund commenced operations on March 4, 2014.

(3)   The Fund commenced operations on July 22, 2013.

(4)   The Fund commenced operations on July 31, 2013.

(5)   The Fund commenced operations on December 2, 2014.

(6)   Effective August 1, 2014, the KraneShares CSI China Five Year Plan ETF changed its name to KraneShares CSI New China ETF. Effective June 1, 2016, the KraneShares CSI New China ETF changed its name to KraneShares Zacks New China ETF.

(7)   Amount was less than $0.01 per share.

(8)   Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Fund paid the Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.78% of the average daily net assets of the Fund (prior to March 24, 2016, the Fund paid the Adviser at an annual rate of 1.10% of the average daily net assets of the Fund). Effective March 24, 2016, pursuant to the terms of an Expense Limitation Agreement, the Adviser had contractually agreed to reduce its management fee to 0.68% of the Fund’s average daily net assets until July 31, 2017.

(9)   As of February 17, 2017, pursuant to the terms of an Expense Limitation Agreement, the Adviser had contractually agreed to reduce its management fee to 0.58% of the Fund’s average daily net assets. The Expense Limitation Agreement has been extended and will remain in effect until October 4, 2019.

(10) As of July 28, 2017, pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee and/or reimburse the Fund in an amount equal to the fees paid by the Fund to counsel to the Independent Trustees of the Trust until July 31, 2018.

(11) Fund received reimbursement from third-party for dilution to shareholders for an accounting error. Absent the reimbursement, total return would have been (4.44)%.

(12) The expenses during the year include a one-time, non-recurring expense. Had this expense not been included, the net and gross expense ratios for the period would have been 0.59% and 0.71%, respectively.

*     Per share data calculated using average shares method.

**    Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**		Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

(0.34)	34.47	22.68		353,324	0.60		0.80		0.61	52
(1.31)	28.38	(2.04)		52,494	0.72	(9)	0.84	(9)	(0.04)	95
(10.13)	30.37	(27.18)		4,555	0.93	(8)	1.18	(8)	1.18	116
(0.05)	53.55	85.37		26,774	1.31		1.51		(0.55)	110
—	28.92	(3.60)		11,566	1.10	†	1.10	†	(0.84)†	—	††

(7.64)	33.88	22.57		5,082	0.71	(10)	0.71	(10)	0.64	105
(0.71)	34.06	24.54		3,406	0.84		0.84		0.55	86
(3.15)	28.02	(9.71)		2,803	0.73		0.73		0.60	575
(0.31)	34.20	9.92		3,421	0.71		0.71		0.37	36
—	31.42	25.70		3,143	0.68	†	0.68	†	(0.15)†	7	††

(0.34)	61.11	45.62		1,628,622	0.70	(10)	0.70	(10)	(0.33)	29
(0.41)	42.21	19.44		291,257	0.81		0.81		(0.72)	35
(0.06)	35.76	4.77		194,869	0.72		0.72		(0.56)	27
(0.29)	34.18	(4.09)		131,612	0.71		0.71		(0.39)	43
(0.10)	35.93	44.18		77,243	0.68	†	0.68	†	(0.90)†	8	††

—	37.23	13.44		13,030	0.77^	(10)(12)	0.89^	(10)(12)	3.10^	—
(0.01)	32.82	(3.95	)(11)	9,845	0.95^		1.07^		1.84^	—
(0.25)	34.18	(1.11)		18,799	0.57^		0.69^		2.92^	717
(0.23)	34.81	0.13		8,702	0.60†^		0.72†^		3.46†^	—	††

†     Annualized.

††   Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

^     The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses of the money market funds.

#     After the close of the markets on September 13, 2016, the Fund effected a 2 for 1 share split (see Note 7). Per share data has been adjusted to reflect the share split.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights (concluded)

Selected Per Share Data & Ratios

For the Years/Periods Ended March 31 (unless otherwise indicated)

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares FTSE Emerging Markets Plus ETF
2018(1)	22.56	0.45	4.28	4.73	(0.33)	—	—
2017	21.66	0.37	1.88	2.25	(0.70)	(0.47)	(0.18)
2016	25.63	0.29	(3.86)	(3.57)	(0.35)	(0.05)	—
2015(2)	25.00	—	0.63	0.63	—	—	—
KraneShares MSCI One Belt One Road Index ETF
2018(1)(3)	25.00	0.08	0.59^	0.67	(0.03)	—	—
KraneShares Emerging Markets Consumer Technology Index ETF
2018(1)(4)	25.00	(0.03)	1.51^	1.48	—	—	—
KraneShares MSCI China Environment Index ETF
2018(1)(5)	25.00	(0.09)	(1.05)	(1.14)	—	—	—
KraneShares Electric Vehicles and Future Mobility Index ETF
2018(1)(6)	25.00	0.02	(1.72)	(1.70)	—	—	—
Kraneshares MSCI All China Healthcare Index ETF
2018(1)(7)	25.00	(0.03)	1.68	1.65	—	—	—

(1)   March 29, 2018 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes to Financial Statements.

(2)   The Fund commenced operations on February 12, 2015.

(3)   The Fund commenced operations on September 7, 2017.

(4)   The Fund commenced operations on October 11, 2017.

(5)   The Fund commenced operations on October 12, 2017.

(6)   The Fund commenced operations on January 18, 2018.

(7)   The Fund commenced operations on January 31, 2018.

(8)   As of July 28, 2017, pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee and/or reimburse the Fund in an amount equal to the fees paid by the Fund to counsel to the Independent Trustees of the Trust until July 31, 2018.

(9)   The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.78%, 0.79% and 0.53%, respectively.

(10) The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.78%, 0.78% and (0.22)%, respectively.

(11) The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.78%, 0.79% and (0.78)%, respectively.

(12) The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.69%, 0.69% and 0.44%, respectively.

(13) The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.79%, 0.79% and (0.79)%, respectively.

*     Per share data calculated using average shares method.

**    Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)

(0.33)	26.96	20.99	2,696	0.63	‡‡(8)	0.72	‡‡(8)	1.75	‡‡	3
(1.35)	22.56	11.24	2,256	0.37	‡‡	0.73	‡‡	1.70	‡‡	25
(0.40)	21.66	(14.00)	2,166	0.91	‡	1.12	‡	1.27	‡	1
—	25.63	2.52	2,563	0.88	†‡	0.88	†‡	(0.07	)†‡	8††

(0.03)	25.64	2.67	32,048	0.79	†‡‡(8)(9)	0.80	†‡‡(8)(9)	0.52	†(9)	1	††

—	26.48	5.92	23,828	0.79	†(8)(10)	0.79	†(8)(10)	(0.23	)†(10)	—	††

—	23.86	(4.56)	7,158	0.78	†(8)(11)	0.79	†(8)(11)	(0.78	)†(11)	36	††

—	23.30	(6.80)	26,798	0.70	†(12)	0.70	†(12)	0.43	†(12)	18	††

—	26.65	6.60	3,998	0.82	†(13)	0.82	†(13)	(0.82	)†(13)	—	††

^     Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

†     Annualized.

††   Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

‡     The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses from investments in other investment companies, except for investments in the KraneShares Bosera MSCI China A Share ETF.

‡‡   The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses from investments in other investment companies.

Amounts designated as “—” are $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of March 29, 2018, the Trust had ten operational series. The financial statements herein and the related notes pertain to the KraneShares Bosera MSCI China A Share ETF, KraneShares Zacks New China ETF (formerly, KraneShares CSI New China ETF), KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares FTSE Emerging Markets Plus ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF and KraneShares MSCI All China Health Care Index ETF (each, a “Fund” and collectively, the “Funds”). KraneShares Bosera MSCI China A Share ETF and KraneShares FTSE Emerging Markets Plus ETF are diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act of 1940; while the KraneShares Zacks New China ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF and KraneShares MSCI All China Health Care Index ETF are non-diversified Funds. Krane Funds Advisors, LLC (“Krane” or the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. Central Huijin Investment Limited, a mainland Chinese-domiciled entity, currently holds approximately 55.7% of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 1270 Avenue of the Americas, 22nd Floor, New York, NY 10020, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

Shares of KraneShares Bosera MSCI China A Share ETF, KraneShares Zacks New China ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF and KraneShares MSCI All China Health Care Index ETF are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Shares of KraneShares FTSE Emerging Markets Plus ETF are listed and traded on BATS Exchange (now known as Cboe Global Markets) (each, with respect to Funds listed thereon, the “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket

Notes to Financial Statements (continued)

of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to its respective index listed below (each, an “Underlying Index”):

Fund	Index
KraneShares Bosera MSCI China A Share ETF	MSCI China A Inclusion Index
KraneShares Zacks New China ETF	Zacks New China Index
KraneShares CSI China Internet ETF	CSI Overseas China Internet Index
KraneShares E Fund China Commercial Paper ETF	CSI Diversified High Grade Commercial Paper Index
KraneShares FTSE Emerging Markets Plus ETF	FTSE Emerging incl. China Overseas non-R/QFII GDP Weighted Index
KraneShares MSCI One Belt One Road Index ETF	MSCI Global China Infrastructure Exposure Index
KraneShares Emerging Markets Consumer Technology Index ETF	Solactive Emerging Market Consumer Technology Index
KraneShares MSCI China Environment Index ETF	MSCI China IMI Environment 10/40 Index
KraneShares Electric Vehicles and Future Mobility Index ETF	Solactive Electric Vehicles and Future Mobility Index
KraneShares MSCI All China Health Care Index ETF	MSCI China All Shares Health Care 10/40 Index
2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

REPORTING PERIOD END DATE — The Funds’ fiscal year end is March 31. The last day of the Funds’ reporting period, however, is the last day the Exchange was open for trading during the fiscal period. The Funds’ financial statements have been presented through that date to maintain consistency with the Funds’ net asset value calculations used for shareholder transactions.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the current market value of its total assets less any liabilities and withholdings (if any) for applicable capital gains) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management fees and expenses of the Independent Trustees (including any Trustee counsel fees), are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated as of the regularly scheduled close of the normal trading on each day that the NYSE is open for business (a “Business Day”) (normally, 4:00 p.m., Eastern Time).

In calculating the values of each Fund’s portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued

Notes to Financial Statements (continued)

at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale on the valuation date, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which is an approximation of market value. The prices for foreign securities are reported in their local currencies and converted to U.S. dollars using prevailing currency exchange rates. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid (or received) under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the valuation date on the exchange on which they are listed. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day, normally at 4:00 p.m. Greenwich Mean Time. Prices for most securities held by each Fund are provided daily by independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determine the average of the two.

Securities for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued by the Trust’s Fair Value Pricing Committee in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time. Each Fund may fair value certain of the foreign securities held by the Fund each day the Fund calculates its NAV.

In addition, each Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Fund’s administrator and request that an ad hoc meeting of the Fair Value Pricing Committee be called.

Notes to Financial Statements (continued)

With respect to trade-halted securities, the Trust typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless the Adviser recommends and the Trust’s Fair Value Pricing Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Investments in open-end investment companies that do not trade on an exchange are valued at an applicable investment company’s end of day NAV. Investments in open-end investment companies that trade on an exchange are valued at the last reported sale price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded on the valuation date. If there is no such reported sale on the valuation date, such securities are valued at the most recently reported bid price. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by the Underlying Index. This may adversely affect each Fund’s ability to track the Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business in the United States on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations of certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Funds do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when investors are not able to purchase or sell shares.

As of March 29, 2018, the total market value of securities valued in accordance with Fair Value Procedures is as follows:

	Fair Valued Amount	% of Net Assets
KraneShares Bosera MSCI China A Share ETF	$6,103,566	1.7%
KraneShares Zacks New China ETF	97	0.0%
KraneShares FTSE Emerging Markets Plus ETF	6	0.0%
KraneShares MSCI All China Health Care Index ETF	13,730	0.3%

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted)

Notes to Financial Statements (continued)

in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

For the year ended March 29, 2018, there have been no significant changes to the Funds’ fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 29, 2018. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

KraneShares Bosera MSCI China A Share ETF

Quantitative information about Level 3 fair value measurements
Assets	Fair Value at 3/29/18	Valuation Technique(s)	Unobservable Input	Discount Percentage*
Common Stock	$6,103,566	Sector Movement	Sector Performance	+/-10%

*    Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range, based on that day’s opening price (‘‘Collared Securities’’). Fair value determinations for Collared Securities will generally be capped by the Adviser based on any applicable pre-determined ‘‘limit down’’ or ‘‘limit up’’ prices established by a foreign securities exchange. As a result, the fair value price determination on a given day generally is capped plus or minus ten percent.

The unobservable input used to determine fair value of the Level 3 asset may have similar or diverging impacts on valuation. Significant increases and decreases in this input could result in significantly higher or lower fair value measurement.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Notes to Financial Statements (continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of March 29, 2018, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification. For the year ended March 29, 2018, the KraneShares E Fund China Commercial Paper ETF incurred withholding/value added tax of $26,214 which was voluntarily reimbursed by the Adviser. See details on the Statements of Operations.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on foreign currency translations on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Notes to Financial Statements (continued)

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral consisting of cash in the form of U.S. dollars, foreign currency, or securities issued or fully guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers). (See Note 3).

The following table discloses the securities on loan as of March 29, 2018:

	Market Value of Securities on Loan	Cash Collateral for Securities on Loan
KraneShares CSI China Internet ETF	$77,291,418	$83,019,440

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 50,000 Shares, or multiples thereof).

The standard creation and redemption fees for each Fund are listed below. These fees are subject to adjustment from time to time by the Adviser.

Fund	Standard Transaction Fee	Maximum Variable Transaction Fee
KraneShares Bosera MSCI China A Share ETF	$8,500	2.00%
KraneShares Zacks New China ETF	1,500	2.00%
KraneShares CSI China Internet ETF	500	2.00%
KraneShares E Fund China Commercial Paper ETF	500	2.00%
KraneShares FTSE Emerging Markets Plus ETF	8,500	2.00%
KraneShares MSCI One Belt One Road Index ETF	750	2.00%
KraneShares Emerging Markets Consumer Technology Index ETF	750	2.00%
KraneShares MSCI China Environment Index ETF	750	2.00%
KraneShares Electric Vehicles and Future Mobility Index ETF	1,100	2.00%
KraneShares MSCI All China Healthcare Index ETF	1,320	2.00%

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized

Notes to Financial Statements (continued)

Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses Creation Unit breakdown for the year ended March 29, 2018:

	Creation Unit Shares	Standard Transaction Fee – Subscriptions	Value	Standard Transaction Fee – Redemptions
KraneShares Bosera MSCI China A Share ETF	8,400,000	$255,000	$263,555,439	$8,500
KraneShares Zacks New China ETF	50,000	1,500	2,010,914	—
KraneShares CSI China Internet ETF	19,750,000	74,000	1,127,491,565	9,000
KraneShares E Fund China Commercial Paper ETF	50,000	500	1,710,233	—
KraneShares MSCI One Belt One Road Index ETF	1,250,002	8,250	33,080,732	—
KraneShares Emerging Markets Consumer Technology Index ETF	900,002	4,500	23,899,284	—
KraneShares MSCI China Environment Index ETF	300,002	3,750	7,552,291	750
KraneShares Electric Vehicles and Future Mobility Index ETF	1,150,002	16,500	28,078,846	—
KraneShares MSCI All China Health Care Index ETF	150,002	2,640	3,832,495	—

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) assist the securities lending agent of the Fund (the “Agent”) to determine which securities are available for loan, (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic

Notes to Financial Statements (continued)

reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate (this provision became effective with respect to the Funds on the later of October 5, 2017, or the date the Fund commenced operations). The Board of Trustees of the Trust supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires require the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the 1940 Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, effective on the later of October 5, 2017, or the date the Fund commenced operations, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations as “Security Lending Fees”.

Management Fee
KraneShares Bosera MSCI China A Share ETF	0.78%
KraneShares Zacks New China ETF	0.68%
KraneShares CSI China Internet ETF	0.68%
KraneShares E Fund China Commercial Paper ETF	0.68%
KraneShares FTSE Emerging Markets Plus ETF	0.68%
KraneShares MSCI One Belt One Road Index ETF	0.78%
KraneShares Emerging Markets Consumer Technology Index ETF	0.78%
KraneShares MSCI China Environment Index ETF	0.78%
KraneShares Electric Vehicles and Future Mobility Index ETF	0.68%
KraneShares MSCI All China Health Care Index ETF	0.78%

Notes to Financial Statements (continued)

Effective July 28, 2017, pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee and/or reimburse the Funds, except for KraneShares Bosera MSCI China A Share ETF, KraneShares Electric Vehicles and Future Mobility Index ETF and KraneShares MSCI All China Health Care Index ETF, in an amount equal to the fees paid by the Funds to counsel to the independent Trustees of the Trust until July 31, 2018. The Expense Limitation Agreement may only be terminated prior to July 31, 2018 by the Board.

Pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee for the KraneShares Bosera MSCI China A Share ETF by 0.20% of the Fund’s average daily net assets until October 4, 2019. The Expense Limitation Agreement may only be terminated prior to October 4, 2019 by the Board.

Pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee for the KraneShares E Fund China Commercial Paper ETF by 0.12% of the Fund’s average daily net assets until October 4, 2019. The Expense Limitation Agreement may only be terminated prior thereto by the Board.

Pursuant to the terms of an Expense Limitation Agreement, Krane has contractually agreed to reduce its management fee for the KraneShares FTSE Emerging Markets Plus ETF in an amount equal to any Acquired Fund Fees and Expenses incurred by the Fund from its investments in the KraneShares Bosera MSCI China A Share ETF. This Expense Limitation Agreement will continue until October 4, 2019. The Expense Limitation Agreement may only be terminated by the Board.

The Adviser and each Sub-Adviser bear all of their own costs associated with providing these advisory services. As part of its agreement with the Trust, the Adviser has contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except as set forth above and as otherwise indicated in those agreements.

SUB-ADVISORY AGREEMENT — Bosera Asset Management (International) Co., Ltd. (“Bosera”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares Bosera MSCI China A Share ETF and is responsible for the day-to-day management of the Fund, subject to the supervision by the Adviser and the Board. For the services Bosera provides to KraneShares Bosera MSCI China A Share ETF, the Adviser pays Bosera a fee equal to 50% of the net revenue the Adviser receives from the Fund.

E Fund Management (Hong Kong) Co., Limited (‘‘E Fund”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares E Fund China Commercial Paper ETF and is responsible for the day-to-day management of the Fund, subject to the supervision by the Adviser and the Board. For the services E Fund provides to KraneShares E Fund China Commercial Paper ETF, the Adviser pays E Fund a fee equal to 50% of the net revenue the Adviser receives from the Fund.

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended

Notes to Financial Statements (continued)

March 29, 2018 no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

4. INVESTMENT TRANSACTIONS

For the year ended March 29, 2018, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
KraneShares Bosera MSCI China A Share ETF	$385,107,547	$126,273,035
KraneShares Zacks New China ETF	5,180,998	5,687,403
KraneShares CSI China Internet ETF	301,127,233	286,051,410
KraneShares E Fund China Commercial Paper ETF	—	—
KraneShares FTSE Emerging Markets Plus ETF	84,749	67,637
KraneShares MSCI One Belt One Road Index ETF	17,583,477	149,420
KraneShares Emerging Markets Consumer Technology Index ETF	7,175,903	—
KraneShares MSCI China Environment Index ETF	4,225,002	2,101,452
KraneShares Electric Vehicles and Future Mobility Index ETF	9,300,057	3,651,108
KraneShares MSCI All China Health Care Index ETF	2,758,443	—

For the year ended March 29, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
KraneShares Zacks New China ETF	$1,297,118	$—	$—
KraneShares CSI China Internet ETF	1,297,582,053	199,135,952	75,513,040
KraneShares MSCI One Belt One Road Index ETF	13,683,676	—	—
KraneShares Emerging Markets Consumer Technology Index ETF	15,492,605	—	—
KraneShares MSCI China Environment Index ETF	5,147,901	53,866	(150)
KraneShares Electric Vehicles and Future Mobility Index ETF	21,602,473	—	—
KraneShares MSCI All China Health Care Index ETF	983,213	—	—

During the year ended March 29, 2018, there were no purchases or sales of long-term U.S. government securities for the Funds.

Notes to Financial Statements (continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to foreign currency, redemptions in-kind, reclass of distributions, sales of passive foreign investment companies, REIT reclass, and net operating losses, have been reclassified to/from the following accounts during the fiscal year ended March 29, 2018.

KraneShares Funds	Paid-in Capital	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)
KraneShares Bosera MSCI China A Share ETF	$—	$218,903	$(218,903)
KraneShares Zacks New China ETF	—	23,001	(23,001)
KraneShares CSI China Internet ETF	72,817,011	1,484,424	(74,301,435)
KraneShares E Fund China Commercial Paper ETF	—	447,469	(447,469)
KraneShares FTSE Emerging Markets Plus ETF	—	1,633	(1,633)
KraneShares MSCI One Belt One Road Index ETF	—	(8,180)	8,180
KraneShares Emerging Markets Consumer Technology Index ETF	—	2,782	(2,782)
KraneShares MSCI China Environment Index ETF	(7,848)	7,523	325
KraneShares Electric Vehicles and Future Mobility Index ETF	—	(12,688)	12,688
KraneShares MSCI All China Health Care Index ETF	—	(529)	529

These reclassifications have no impact on net assets or net asset value per share.

Notes to Financial Statements (continued)

The tax character of dividends and distributions paid during the years ended March 29, 2018 and March 31, 2017 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares Bosera MSCI China A Share ETF
2018	$2,946,446	$—	$—	$2,946,446
2017	—	127,486	437,353	564,839

KraneShares Zacks New China ETF
2018	$44,526	$1,101,598	$—	$1,146,124
2017	32,656	—	38,008	70,664

KraneShares CSI China Internet ETF
2018	$7,001,175	$—	$—	$7,001,175
2017	1,721,413	—	656,632	2,378,045

KraneShares E Fund China Commercial Paper ETF
2018	$—	$—	$—	$—
2017	—	—	6,584	6,584

KraneShares FTSE Emerging Markets Plus ETF
2018	$32,628	$—	$—	$32,628
2017	70,606	46,996	17,872	135,474

KraneShares MSCI One Belt One Road Index ETF
2018	$6,687	$—	$—	$6,687

KraneShares Emerging Markets Consumer Technology Index ETF
2018	$—	$—	$—	$—

KraneShares MSCI China Environment Index ETF
2018	$—	$—	$—	$—

KraneShares Electric Vehicles and Future Mobility Index ETF
2018	$—	$—	$—	$—

KraneShares MSCI All China Health Care Index ETF
2018	$—	$—	$—	$—

Notes to Financial Statements (continued)

As of March 29, 2018, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KraneShares Bosera MSCI China A Share ETF	KraneShares Zacks New China ETF	KraneShares CSI China Internet ETF	KraneShares E Fund China Commercial Paper ETF	KraneShares FTSE Emerging Markets Plus ETF
Undistributed Ordinary Income	$4,041,554	$21,899	$—	$324,836	$13,639
Undistributed Long-Term Capital Gain	712,126	87,888	44,976,086	—	—
Capital Loss Carryforwards	—	—	—	(41,317)	(195,033)
Qualified Late-Year Loss Deferrals	—	(6,954)	(6,042,559)	—	—
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	31,287,363	312,727	93,840,479	505,868	394,302
Other Temporary Differences	(4)	—	7	(3)	—
Total Distributable Earnings (Accumulated Losses)	$36,041,039	$415,560	$132,774,013	$789,384	$212,908

	KraneShares MSCI One Belt One Road Index ETF	KraneShares Emerging Markets Consumer Technology Index ETF	KraneShares MSCI China Environment Index ETF	KraneShares Electric Vehicles and Future Mobility Index ETF	KraneShares MSCI All China Health Care Index ETF
Undistributed Ordinary Income	$73,891	$—	$—	$34,872	$—
Undistributed Long-Term Capital Gain	—	—	—	—	—
Capital Loss Carryforwards	—	(325)	(10,254)	(1,967)	—
Qualified Late-Year Loss Deferrals	—	(3,209)	(13,176)	—	(4,114)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,106,858)	(67,469)	(362,660)	(1,314,122)	169,630
Other Temporary Differences	—	(1)	—	—	—
Total Distributable Earnings (Accumulated Losses)	$(1,032,967)	$(71,004)	$(386,090)	$(1,281,217)	$165,516

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from Jan. 1, 2018 through March 29, 2018 and November 1, 2017 through March 29, 2018, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character

Notes to Financial Statements (continued)

as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

KraneShares Funds	Short-Term Loss	Long-Term Loss	Total
KraneShares E Fund China Commercial Paper ETF	$41,317	$—	$41,317
KraneShares FTSE Emerging Markets Plus ETF	3,107	191,926	195,033
KraneShares Emerging Markets Consumer Technology Index ETF	325	—	325
KraneShares MSCI China Environment Index ETF	10,254	—	10,254
KraneShares Electric Vehicles and Future Mobility Index ETF	1,967	—	1,967

During the year ended March 29, 2018, KraneShares Bosera MSCI China A Share ETF, KraneShares Zacks New China ETF, KraneShares CSI China Internet ETF and KraneShares E Fund China Commercial Paper ETF utilized $511,878, $1,116, $9,490,738 and $17,034 of capital loss carryforwards, respectively, to offset capital gains.

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales and investments in passive foreign investment companies. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 29, 2018 were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
KraneShares Bosera MSCI China A Share ETF	$318,731,748	$40,375,585	$(9,088,222)	$31,287,363
KraneShares Zacks New China ETF	4,662,777	572,435	(259,708)	312,727
KraneShares CSI China Internet ETF	1,614,262,985	183,656,778	(89,816,299)	93,840,479
KraneShares E Fund China Commercial Paper ETF	12,263,103	508,202	(2,334)	505,868
KraneShares FTSE Emerging Markets Plus ETF	2,263,461	578,255	(183,953)	394,302
KraneShares MSCI One Belt One Road Index ETF	31,166,258	830,068	(1,936,926)	(1,106,858)
KraneShares Emerging Markets Consumer Technology Index ETF	22,669,866	780,695	(848,164)	(67,469)
KraneShares MSCI China Environment Index ETF	7,207,466	367,743	(730,403)	(362,660)
KraneShares Electric Vehicles and Future Mobility Index ETF	27,355,729	246,423	(1,560,545)	(1,314,122)
Kraneshares MSCI All China Healthcare Index ETF	3,741,656	210,880	(41,250)	169,630

Uncertainties in the Chinese tax rules governing the taxation of income distributions and capital gains from investments in A Shares could result in unexpected tax liabilities for the Funds. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by non-Chinese resident investors (including, for example, Qualified Foreign Institutional Investors (QFII)) from Chinese companies and those companies which are not Chinese tax residents, but which are deemed to be Chinese tax residents (e.g., under Notice 7). China also imposes withholding tax at a rate of 10% on capital gains derived by non-residents from investment in actual and constructive Chinese resident companies. The Chinese withholding taxes applied to

Notes to Financial Statements (continued)

dividends, interest and capital gains may, in principle, be subject to a reduced rate under an applicable Chinese tax treaty, but the application of such treaties in the case of a non-resident (e.g., in the case of a QFII acting on behalf of non-resident investors, such as the Funds) is also uncertain. The imposition of such taxes could have a material adverse effect on the Funds’ returns. The People’s Republic of China (the “PRC”) rules regarding the taxation of non-resident investors are quickly evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or the PRC Ministry of Finance to clarify matters may apply retrospectively. Such retroactively applied rules may be adverse to the Funds and their shareholders. KraneShares E Fund China Commercial Paper ETF does not currently accrue or withhold taxes. The fund has adopted this general administrative practice due to the lack of clarity for application and remittance of the taxes. It is also unclear how China’s value added tax (“VAT”) may be affected by tax treaty provisions. If such a tax is collected, the expenses will be passed on and borne by the Funds. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Funds. If the Funds expect VAT to be imposed, they reserve the right to establish a reserve for such tax. If the Funds establish such a reserve but are not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Funds do not establish such a reserve but ultimately are subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from investments in a Fund. Effective November 17, 2014, QFIIs, RQFIIs (i.e., QFIIs investing in Yuan, rather than foreign currency) and non-Chinese resident investors investing through the Hong Kong-Shanghai Stock Connect are exempted temporarily from the 10% capital gains tax that normally applies to sales of A Shares on a public Chinese exchange (such as the Shanghai Stock Exchange). However, such investors are still required to pay capital gains tax for gains realized on trades executed before November 17, 2014. The Funds have recorded capital gains tax for gains realized prior to November 17, 2014, and have reflected such taxes in the Statement of Assets and Liabilities.

6. CONCENTRATION OF RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks.”

CHINESE CREDIT RATINGS RISK — The debt securities included in Underlying Index securities, and therefore the securities held by the KraneShares E Fund China Commercial Paper ETF Fund, will generally be rated by Chinese ratings agencies (and not by U.S. nationally recognized statistical ratings organizations (“NRSROs”)). The rating criteria and methodology used by Chinese rating agencies may be different from those adopted by NRSROs and international credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by NRSROs or other international credit rating agencies.

FIXED INCOME SECURITIES RISK — Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., it defaults on its obligations).

Notes to Financial Statements (continued)

Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments go down; and when interest rates go down, the prices of most debt instruments go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. The current low-interest-rate environment heightens the risks associated with rising interest rates.

FOREIGN SECURITIES RISK — Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers as foreign trading markets are not typically as active as U.S. markets and may have less governmental regulation and oversight. For example, non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. As a result, there may be less information publicly available about non-U.S. issuers. Investments in non-U.S. securities also involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign markets also may have clearance and settlement procedures that make it difficult for the Funds to buy and sell securities. These factors could result in a loss to the Funds by causing the Funds to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Funds’ assets to be uninvested for some period of time.

GEOGRAPHIC FOCUS — The Funds’ investments will be focused in a particular country, countries, or region and therefore a Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

INDEX RISK — Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

INDUSTRY CONCENTRATION RISK — In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or group of industries, each Fund also is expected to concentrate its investments to approximately the same extent. If a Fund concentrates its investments in an industry, the Fund may face more risks than if it were diversified broadly over industries. In addition, at times, an industry or sector may be out of favor and underperforms other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector may disproportionately impact a Fund’s NAV.

INVESTMENTS IN OTHER INVESTMENT COMPANIES — The Funds utilize a cash sweep program (the ‘‘Cash Sweep Program’’), whereby at least a portion of the Funds’ uninvested cash balances are expected to be used to purchase shares of money market funds. In addition, under the Cash Sweep Program, the KraneShares E Fund China Commercial Paper ETF is expected to invest at least a portion of its uninvested cash balance to purchase shares of funds that are registered in China, but not the United States (‘‘PRC Investment Companies’’). Investments in money market funds and the PRC Investment Companies are subject to the risks faced by them, which include credit risk and interest rate risk. Investments in PRC Investment Companies are also subject to currency risk, foreign investment risk, and custody risk. The PRC Investment Companies are PRC-domiciled funds, and to the extent that they or any fund is not registered pursuant to the

Notes to Financial Statements (continued)

1940 Act, the Funds will not enjoy the protections of the United States securities laws, including the 1940 Act, with respect to its investments in the PRC Investment Companies or other funds not registered in the United States.

The Funds may also invest in other investment companies. By doing so, the Funds are exposed to the risks of investments by such companies. Moreover, the Funds will incur their pro rata share of the underlying investment companies’ expenses.

The Funds may invest in investment companies that are sponsored or advised by the Adviser and/or Sub-Adviser. The Adviser and/or Sub-Adviser may be subject to conflicts of interest in allocating Fund assets to such funds if they derive fees or other benefits from the underlying funds.

LIQUIDITY RISK — Certain of the Funds’ investments may be or become difficult to purchase or sell at a reasonable time or price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Funds halt trading, it may have a cascading effect and cause the Funds to halt trading. Volatility in market prices will increase the risk of the Funds being subject to a trading halt.

MARKET RISK — The values of the Funds’ holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, such as continuing to raise interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Funds. Further, the Funds are susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Funds’ investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Funds to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

NON-CORRELATION RISK — Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. The performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints. Further, performance may diverge when a Fund employs a representative sampling, rather than a replication strategy.

NON-DIVERSIFICATION RISK — The KraneShares Zacks New China ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF and KraneShares MSCI All China Health Care Index ETF are considered to be non-diversified, which means that they may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. To the extent a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or

Notes to Financial Statements (continued)

regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

VALUATION RISK — Independent market quotations for the non-U.S. securities held by the Funds may not be readily available and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that the Funds may not be able to sell a security at the price assigned to the security by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

SECURITIES LENDING RISK — To the extent a Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Funds’ securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Funds’ ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

7. OTHER

At March 29, 2018, the records of the Trust reflect all Shares outstanding created by Authorized Participants are in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on either the NYSE Arca or BATS Exchange, and a portion thereof have been purchased and sold by persons other than Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

After the close of the markets on September 13, 2016, the KraneShares Zacks New China ETF effected a split of its issued and outstanding shares for shareholders of record on September 12, 2016. The effect of this transaction was to increase the number of outstanding shares of the Fund by a ratio of two-to-one, resulting in a corresponding decrease in the net asset value per share. The capital share activity presented in the Statements of Changes in Net Assets for the year ended March 31, 2017, and per share data in the financial highlights for the periods presented through March 31, 2017, have been given retroactive effect to reflect these share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

8. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Notes to Financial Statements (concluded)

9. SUBSEQUENT EVENTS

As of May 17, 2018, the standard creation and redemption fees for each Fund are listed below.

Fund	Standard transaction fee	Maximum variable transaction fee*
KraneShares Bosera MSCI China A Share ETF	$5,800	2.00%
KraneShares Zacks New China ETF	800	2.00%
KraneShares CSI China Internet ETF	500	2.00%
KraneShares E Fund China Commercial Paper ETF	1,000	2.00%
KraneShares FTSE Emerging Markets Plus ETF	8,500	2.00%
KraneShares MSCI One Belt One Road Index ETF	3,900	2.00%
KraneShares Emerging Markets Consumer Technology Index ETF	1,500	2.00%
KraneShares MSCI China Environment Index ETF	750	2.00%
KraneShares Electric Vehicles and Future Mobility Index ETF	1,100	2.00%
KraneShares MSCI All China Healthcare Index ETF	1,320	2.00%

*    As a percentage of the Creation Unit(s) purchased.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, other than the above, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees KraneShares Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of KraneShares Bosera MSCI China A Share ETF, KraneShares Zacks New China ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares FTSE Emerging Markets Plus ETF, KraneShares MSCI One Belt One Road Index ETF, KraneShares Emerging Markets Consumer Technology Index ETF, KraneShares MSCI China Environment Index ETF, KraneShares Electric Vehicles and Future Mobility Index ETF and KraneShares MSCI All China Health Care Index ETF (collectively, the Funds), including the schedules of investments, as of March 29, 2018, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two year period then ended for KraneShares Bosera MSCI China A Share ETF, KraneShares Zacks New China ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF and KraneShares FTSE Emerging Markets Plus ETF, the statements of operations and changes in net assets from September 7, 2017 (commencement of operations) through March 29, 2018, for KraneShares MSCI One Belt One Road Index ETF, the statements of operations and changes in net assets from October 11, 2017 (commencement of operations) through March 29, 2018, for KraneShares Emerging Markets Consumer Technology Index ETF, the statements of operations and changes in net assets from October 12, 2017 (commencement of operations) through March 29, 2018, for KraneShares MSCI China Environment Index ETF, the statements of operations and changes in net assets from January 18, 2018 (commencement of operations) through March 29, 2018, for KraneShares Electric Vehicles and Future Mobility Index ETF, the statements of operations and changes in net assets from January 31, 2018 (commencement of operations) through March 29, 2018, for KraneShares MSCI All China Health Care Index ETF and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the two year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds comprising KraneShares Trust as of March 29, 2018, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the two year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the periods presented through March 31, 2016 were audited by other independent registered public accountants whose report, dated May 31, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of

Report of Independent Registered Public Accounting Firm (concluded)

the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 29, 2018, by correspondence with the custodian, transfer agent, and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more KraneShares investment companies since 2017.

Philadelphia, Pennsylvania

May 25, 2018

Trustees and Officers of the Trust (Unaudited)
March 29, 2018

Set forth below are the names, addresses, years of birth, positions with the Trust, terms of office and lengths of time served; the principal occupations for the last five years; number of Funds in fund complex overseen; and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge, upon request, by calling 1-855-857-2638. The following chart lists Trustees and Officers as of March 29, 2018.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee(2)
Jonathan Krane[1] 1270 Avenue of the Americas, 22nd Floor New York, NY 10020 (1968)	Trustee and Chairman of the Board, No set term; served since 2012	Chief Executive Officer of Krane Funds Advisors, LLC from May 2011 to present. Principal of Krane Capital LLC from June 2009 to 2011.	15	None

Independent Trustees(2)
John Ferguson 1270 Avenue of the Americas, 22nd Floor New York, NY 10020 (1966)	Trustee, No set term; served since 2012	Chief Operating Officer of Shrewsbury River Capital from 2017 to present. Chief Operating Officer of Kang Global Investors LP (hedge fund adviser) from May 2014 to 2016. President of Alden Global Capital, LLC (hedge fund adviser) from April 2012 to April 2014 (formerly, Chief Operating Officer from November 2011 to April 2012).	15	None

Matthew Stroyman 1270 Avenue of the Americas, 22nd Floor New York, NY 10020 (1968)	Trustee, No set term; served since 2012	Co-Founder, President and Chief Operating Officer of Arcturus (real estate asset and investment management services firm) from September 2007 to present.	15	None

Patrick P. Campo 1270 Avenue of the Americas, 22nd Floor New York, NY 10020 (1970)	Trustee, No set term; served since 2017	From 2013 to present, Director of Long Short Equity, Titan Advisors; from 2009 to 2013, Director of Hedge Fund Research, Alternative Investment Management, LLC.	15	None

Trustees and Officers of the Trust (Unaudited) (concluded)
March 29, 2018

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Officer	Other Directorships Held by Officer
Officers(2)
Jonathan Krane 1270 Avenue of the Americas, 22nd Floor New York, NY 10020 (1968)	Principal Executive Officer and Principal Financial Officer, No set term; served since 2012	Chief Executive Officer of Krane Funds Advisors, LLC from May 2011 to present. Principal of Krane Capital LLC from June 2009 to 2011.	15	None

Jennifer Tarleton (formerly Krane) 1270 Avenue of the Americas, 22nd Floor New York, NY 10020 (1966)	Vice President and Secretary, No set term; served since 2012	Principal of Krane Capital LLC from June 2009 to 2011. Vice President of Krane Funds Advisors, LLC from May 2011 to present.	15	None

Michael Quain 1270 Avenue of the Americas, 22nd Floor New York, NY 10020 (1957)	Chief Compliance Officer and Anti-Money Laundering Officer, No set term; served since June 2015	Principal/President of Quain Compliance Consulting, LLC from February 2014 to present. First Vice President of Aberdeen Asset Management Inc. from May 2013 to September 2013. First Vice President and Chief Compliance Officer of Artio Global Management, LLC from September 2004 to May 2013.	15	None

James Hoffmayer (3) SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (1973)	Assistant Treasurer, No set term; served since 2017	Controller and Chief Financial Officer of SEI Investments Global Funds Services from 2016 to present. Senior Director, Funds Accounting and Fund Administration of SEI Investments Global Funds Services from September 2016 to present. Senior Director of Fund Administration of SEI Investments Global Funds Services from October 2014 to present. Director of Financial Reporting of SEI Investments Global Funds Services from November 2004 to October 2014.	15	None

(1) Mr. Krane is an “interested” person of the Trust, as that term is defined in the 1940 Act, by virtue of his ownership and controlling interest in the Adviser.

(2) Each Trustee serves until his or her successor is duly elected or appointed and qualified.

(3) These officers of the Trust also serve as officers of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Approval of Advisory Agreements & Board Considerations (Unaudited)

At an in-person meeting on June 7, 2017, the Board of Trustees (“Board”) of the KraneShares Trust (“Trust”), including a majority of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), approved the advisory agreement between Krane Funds Advisors, LLC (“Krane”) and the Trust with respect to the KraneShares MSCI China Environment Index ETF, KraneShares Emerging Markets Consumer Focus Index ETF (on July 25, 2017, the Board approved a name change, renaming the Fund the KraneShares FTSE Emerging Markets Consumer Technology ETF), KraneShares MSCI One Belt One Road Index ETF and KraneShares Bloomberg Barclays China Aggregate Bond Index ETF (collectively, “New Funds”) (“Agreement”). In advance of the meeting, the Board received and considered information relating to the Agreement, and was given the opportunity to ask questions and request additional information. In reviewing the Agreement, the Board considered that the evaluation process with respect to Krane is an ongoing one and, in this regard, noted that it considers information at each regularly scheduled meeting regarding, among other matters, the services provided by Krane to the operational series of the Trust, and information provided outside of the Board meetings. In this regard, the Board’s consideration of the Agreement included information previously received at such meetings, including its meeting on October 5, 2016, at which the Board considered and renewed the existing advisory agreement between Krane and the Trust with respect to the operational series of the Trust, and outside of the meetings.

In evaluating the Agreement, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided by Krane; (2) the proposed advisory fees and estimated total expense ratios of the New Funds; (3) the estimated costs of the services to be provided by Krane and Krane’s profitability expectations with respect to its relationship with the New Funds; (4) the extent to which economies of scale would be realized as the New Funds grow and whether the Agreement would enable investors to share in the benefits of economies of scale; and (5) other benefits Krane anticipated it may receive from its relationship with the New Funds.

Nature, Extent and Quality of Services. Based on the written and oral reports received by the Board prior to and at the June 7, 2017 meeting and a presentation from senior representatives of Krane at the June 7, 2017 meeting, the Board considered the nature, quality and extent of the overall services to be provided by Krane under the Agreement. In this connection, the Board considered the responsibilities of Krane. The Board discussed Krane’s resources available to the management of the New Funds and recognized that Krane had invested significant time and effort in structuring the Trust and the New Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”), assessing the market appeal of each New Fund’s investment strategy and arranging service providers. In addition, the Board observed that Krane had agreed to bear many of the New Funds’ expenses under a unitary fee arrangement. The Board considered that Krane would be responsible for establishing and monitoring each New Fund’s investment program and carrying out directives of the Board and that Krane will manage the day-to-day investment activities of the New Funds. Further, the Board considered the securities-lending services that Krane may provide to the New Funds under the Agreement. In addition, the Board evaluated its experience with and the information previously provided by Krane regarding Krane’s services to the operational series of the Trust and the resources and financial condition of Krane. The Board noted that it also would continue to routinely monitor such matters. Based on its review and other considerations, the Board determined, in the exercise of its reasonable business judgment, that the nature, quality and extent of the services to be provided by Krane are appropriate for the New Funds.

Approval of Advisory Agreements & Board Considerations (Unaudited) (continued)

Investment Performance. The Board noted that, because the New Funds had not yet commenced investment operations, they had no investment performance. The Board considered that, at its future regular meetings, it would monitor and receive reports regarding the performance of the New Funds once they commence operations. The Board also considered its experience with Krane’s management of the operational series of the Trust that pursue different investment strategies.

Based on the information provided to it, the Board determined, in its reasonable business judgment, that engaging Krane could benefit the New Funds and their shareholders

Fees and Expenses. The Board reviewed and considered Krane’s proposed advisory fees in light of the nature, quality and extent of the services to be provided by Krane. The Board considered that Krane had agreed to entered into a unitary advisory fee arrangement with respect to the New Funds, under which Krane, and not the New Funds, will be responsible for paying many of the New Funds’ expenses, including those of the New Funds’ principal service providers.

The Board considered Krane’s proposed compensation under the Agreement with respect to each New Fund. It also considered information provided to it by Krane comparing such compensation to the compensation paid by funds (“peer group funds”) identified by Krane as comparable, which indicated that Krane’s proposed compensation with respect to each New Fund was on the high end of the range of compensation paid by each New Fund’s peer group funds. In this regard, the Board noted Krane’s representation that each New Fund would pursue a relatively specialized strategy and would offer unique investment exposure for shareholders. The Board also considered the compensation paid and to be paid to Krane by the operational series of the Trust, which currently are Krane’s only advisory clients, as compared to the New Funds. In addition, the Board contemplated the compensation Krane may receive under the Agreement related to the securities lending-related services it provides to the New Funds.

The Board also analyzed the anticipated impact of the proposed “unitary” advisory fee arrangement on the New Funds’ anticipated total expense ratios, with consideration being given to the level of non-advisory expenses borne by the operational series of the Trust.

Based on these and other considerations, the Board, in the exercise of its reasonable business judgment, determined that the fees and estimated expenses of the New Funds under the Agreement are reasonable.

Costs and Profitability. The Board considered the estimated cost of services and profitability of Krane with respect to the New Funds. The Board noted that, because the New Funds had not yet launched, it was difficult to estimate how profitable they would be to Krane. The Board, however, received information from Krane regarding when Krane expected its services to the New Funds to become profitable. The Board also considered the information previously provided to it by Krane regarding its cost of services and profitability with respect to the operational series of the Trust and the similarities and differences between those series and the New Funds. The Board noted Krane’s commitment to the New Funds and its proposal of a unitary fee structure under which it bears many of the New Funds’ expenses.

Under the totality of the circumstances, the Board concluded in the exercise of its reasonable business judgment, that Krane’s profitability with respect to the New Funds is reasonable.

Other Benefits. The Board considered the extent to which Krane would derive ancillary benefits from the New Funds’ operations, including potential benefits to Krane as a result of its ability to

Approval of Advisory Agreements & Board Considerations (Unaudited) (continued)

use New Fund assets to engage in soft dollar transactions and its ability to earn fees related to securities lending transactions. In considering such matters, the Board considered the information provided by Krane at the October 5, 2016 meeting regarding the ancillary benefits received by Krane with respect to the operational series of the Trust and Krane’s representation that the nature of the ancillary benefits Krane expected to receive from its relationship with the New Funds was expected to be similar. In addition, the Board considered that Krane could potentially benefit from any New Fund trades conducted through a broker-dealer affiliated with Krane.

Based on the materials provided to the Board, the Board determined that any other benefits realized by Krane from its relationship with the New Funds were not a material factor to be considered in connection with the approval of the Agreement.

Economies of Scale. The Board considered whether Krane would realize economies of scale with respect to its services to the New Funds as they grow larger, including the extent to which this would be reflected in the level of fees to be paid by the New Funds to Krane. The Board noted that the proposed advisory fees for the New Funds do not include breakpoints, but that it was not possible - before the commencement of investment operations - to accurately evaluate potential economies of scale. Based on these and other considerations, including that the New Funds were newly organized, the Board generally concluded that it would monitor for potential economies of scale in the future.

The Board thus determined to continue monitoring for potential economies of scale, and concluded that, at present, they were not a material factor for the Board to consider..

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trustee counsel discussing the legal standards applicable to its consideration of the Agreement. The Board noted that, once the New Funds become operational, it would continue to monitor the New Funds at its regular meetings and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreement, were reasonable in light of the factors considered by the Board.

*   *   *

At an in-person meeting on November 15, 2017, the Board of Trustees (“Board”) of the KraneShares Trust (“Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, approved the advisory agreement between Krane Funds Advisors, LLC (“Krane”) and the Trust with respect to the KraneShares CCBS China Corporate High Yield Bond USD Index ETF (“KCCB”), KraneShares MSCI All China Consumer Discretionary Index ETF, KraneShares MSCI All China Consumer Staples Index ETF, KraneShares MSCI All China Health Care Index ETF, KraneShares Future Vehicle Index ETF (on January 4, 2018, the Board approved a name change, renaming the Fund the KraneShares Electric Vehicles and Future Mobility Index ETF) and KraneShares Emerging Markets Healthcare Index ETF (collectively, the “New Funds”) (the “Advisory Agreement”) and the portfolio management agreement between Krane and CCB Securities Ltd. (“CCBS”) with respect to KCCB (“Subadvisory Agreement” and, together with the Advisory Agreement, the “Agreements”). In advance of the meeting, the Board received and considered information relating to the Agreements, and was given the opportunity to ask questions and request additional information. In reviewing the Agreements, the Board considered that the evaluation process with respect to

Approval of Advisory Agreements & Board Considerations (Unaudited) (continued)

Krane and CCBS is an ongoing one and, in this regard, noted that it considers information at each regularly scheduled meeting regarding, among other matters, the services provided by Krane to the operational series of the Trust and would continue to consider similar information regarding Krane and CCBS at future meetings of the Board. The Board also considered information provided outside of the Board meetings.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided by Krane and CCBS, as applicable; (2) the proposed advisory and sub-advisory fees and estimated total expense ratios of the New Funds; (3) the estimated costs of the services to be provided by Krane and Krane’s profitability expectations with respect to its relationship with the New Funds; (4) the extent to which economies of scale would be realized as the New Funds grow and whether the Advisory Agreement would enable investors to share in the benefits of economies of scale; and (5) other benefits Krane and CCBS anticipated they may receive from their relationship with the New Funds.

Nature, Extent and Quality of Services. Based on the written and oral reports received by the Board prior to and at the November 15, 2017 meeting and a presentation from senior representatives of Krane at the November 15, 2017 meeting, the Board considered the nature, quality and extent of the overall services to be provided by Krane under the Advisory Agreement and CCBS under the Sub-Advisory Agreement. In this connection, the Board considered the responsibilities of Krane and CCBS under such Agreements. The Board discussed Krane’s and CCBS’s resources available to the management of the New Funds. It recognized that Krane had invested significant time and effort in structuring the Trust and the New Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission, assessing the market appeal of each New Fund’s investment strategy and arranging service providers. It also considered the financial conditions of Krane and CCBS.

The Board observed that Krane had agreed to bear many of the New Funds’ expenses under a unitary fee arrangement. The Board considered that Krane would be responsible for establishing and monitoring each New Fund’s investment program and carrying out directives of the Board and that Krane and CCBS, as applicable, would be responsible for the day-to-day investment activities of the New Funds. Further, the Board considered the securities-lending services that Krane may provide to the New Funds under the Advisory Agreement.

In considering the Agreements, the Board evaluated its experience with and the information previously provided by Krane. The Board also considered Krane’s analysis and recommendation of CCBS to serve as the sub-adviser for KCCB. Based on its review and other considerations, the Board determined, in the exercise of its reasonable business judgment, that the nature, quality and extent of the services to be provided by Krane and CCBS are appropriate for the New Funds.

Investment Performance. The Board noted that, because the New Funds had not yet commenced investment operations, they had no investment performance. The Board considered that, once the New Funds commence operations, it will receive regular reports regarding the performance of each New Fund and the tracking error of each New Fund compared to its peer funds. The Board also considered its experience with Krane’s management of the operational series of the Trust that pursue different investment strategies and Krane’s and CCBS’s representations regarding CCBS’s experience in the investment management industry.

Approval of Advisory Agreements & Board Considerations (Unaudited) (continued)

Based on the information provided to it, the Board determined, in its reasonable business judgment, that engaging Krane and CCBS could benefit the New Funds and their shareholders.

Fees and Expenses. The Board reviewed and considered the compensation to be received by Krane and CCBS under the Agreements in light of the nature, quality and extent of the services to be provided by each of them. The Board received written and oral presentations from Krane prior to and at the November 15, 2017 meeting and had the opportunity to ask questions of senior representatives of Krane at the November 15, 2017 meeting. In this regard, the Board noted Krane’s representation that each New Fund would offer unique investment exposure for shareholders. The Board considered that Krane had agreed to enter into a unitary advisory fee arrangement with respect to the New Funds, under which Krane, and not the New Funds, will be responsible for paying many of the New Funds’ expenses, including those of the New Funds’ principal service providers and CCBS.

The Board considered Krane’s representations regarding the competitive marketplace for the New Funds, including Krane’s evaluation of its fees compared to other market participants. The Board also considered the compensation paid and to be paid to Krane by the operational series of the Trust, which currently are Krane’s only advisory clients, as compared to the New Funds. The Board recognized that Krane may receive additional compensation under the Advisory Agreement resulting from any securities lending-related services it provides to the New Funds. With respect to CCBS, the Board considered that CCBS does not currently manage any accounts comparable to KCCB.

In light of their experience with Krane’s management of the operational series of the Trust, the Board evaluated the impact of the proposed “unitary” advisory fee arrangement on the New Funds’ anticipated total expense ratios. They noted that historically Krane has carefully monitored the level of expenses borne by the series of the Trust and that the Board routinely receives reports detailing the expense ratios of the operational series of the Trust and that similar routine reports will be provided for the New Funds.

Based on these and other considerations, the Board, in the exercise of its reasonable business judgment, determined that the compensation to be received by Krane and CCBS under the Agreements and the estimated expenses of the New Funds were reasonable.

Costs and Profitability. The Board considered the estimated cost of services and profitability of Krane with respect to the New Funds. The Board noted that, because the New Funds had not yet launched, it was difficult to estimate how profitable they would be to Krane. The Board, however, received information from Krane regarding the range of assets each New Fund was expected to gather, Krane’s anticipated profitability within those ranges and at what level of assets Krane expected its services to the New Funds to become profitable. The Board also considered the information previously provided to it by Krane regarding the cost of its services and profitability with respect to the operational series of the Trust and the similarities and differences between those series and the New Funds. The Board noted Krane’s commitment to the New Funds and its proposal of a unitary fee structure under which it bears many of the New Funds’ expenses.

The Board did not consider information regarding the anticipated costs of services provided or profits to be realized by CCBS from its relationship with KCCB, noting instead the arm’s-length nature of the relationship between Krane and CCBS with respect to the negotiation of the sub-advisory fee rate with respect to KCCB and that Krane, and not KCCB, was responsible for paying CCBS’s compensation under the Subadvisory Agreement.

Approval of Advisory Agreements & Board Considerations (Unaudited) (concluded)

Under the totality of the circumstances, the Board concluded in the exercise of its reasonable business judgment, that Krane’s anticipated profitability with respect to the New Funds was reasonable.

Other Benefits. The Board considered the extent to which Krane and CCBS would derive ancillary benefits from the New Funds’ operations, including potential benefits to Krane as a result of its ability to use New Fund assets to engage in soft dollar transactions. In considering such matters, the Board considered Krane’s representation that the nature of the ancillary benefits Krane expected to receive from its relationship with the New Funds was expected to be similar as those it received with respect to the operational series of the Trust. In addition, the Board considered that Krane could potentially benefit from any New Fund trades conducted in the future through a broker-dealer affiliated with the majority owner of Krane.

Based on the materials provided to the Board, the Board determined that any other benefits realized by Krane and CCBS from their relationship with the New Funds were not a material factor to be considered in connection with the approval of the Agreements.

Economies of Scale. The Board considered whether Krane would realize economies of scale with respect to its services to the New Funds as they grow larger, including the extent to which this would be reflected in the level of fees to be paid by the New Funds to Krane. The Board noted that the proposed advisory fees for the New Funds do not include breakpoints, but that it was not possible - before the commencement of investment operations - to accurately evaluate potential economies of scale. Based on these and other considerations, including that the New Funds were newly organized, the Board generally concluded that it would monitor for potential economies of scale with respect to Krane’s services to the New Funds under the Advisory Agreement in the future. The Board did not consider whether CCBS would realize economies of scale with respect to its services to KCCB given the arm’s-length nature of the relationship between Krane and CCBS and that Krane, and not KCCB, would pay CCBS’s compensation under the Subadvisory Agreement.

The Board thus determined to continue monitoring for potential economies of scale, and concluded that, at present, they were not a material factor for the Board to consider.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trustee counsel discussing the legal standards applicable to its consideration of the Agreements. The Board noted that, once the New Funds become operational, it would continue to monitor the New Funds at its regular meetings and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory and sub-advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2017 to March 29, 2018).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 10/1/2017	Ending Account Value 3/29/2018	Annualized Expense Ratios	Expenses Paid During Period(1)
KraneShares Bosera MSCI China A Share ETF
Actual Fund Return	$1,000.00	$1,052.20	0.60%	$3.07
Hypothetical 5% Return	1,000.00	1,021.94	0.60	3.02

KraneShares Zacks New China ETF
Actual Fund Return	$1,000.00	$1,036.90	0.69%	$3.50
Hypothetical 5% Return	1,000.00	1,021.49	0.69	3.48

KraneShares CSI China Internet ETF
Actual Fund Return	$1,000.00	$1,084.20	0.69%	$3.59
Hypothetical 5% Return	1,000.00	1,021.49	0.69	3.48

KraneShares E Fund China Commercial Paper ETF
Actual Fund Return	$1,000.00	$1,076.60	0.56%	$2.90
Hypothetical 5% Return	1,000.00	1,022.14	0.56	2.82

KraneShares FTSE Emerging Markets Plus ETF
Actual Fund Return	$1,000.00	$1,060.50	0.61%	$3.13
Hypothetical 5% Return	1,000.00	1,021.89	0.61	3.07

KraneShares MSCI One Belt One Road Index ETF
Actual Fund Return	$1,000.00	$1,048.50	0.79%	$3.98
Hypothetical 5% Return	1,000.00	1,021.04	0.79%	3.93

KraneShares Emerging Markets Consumer Technology Index ETF
Actual Fund Return	$1,000.00	$1,059.20	0.78%	$3.74	(2)
Hypothetical 5% Return	1,000.00	1,019.65	0.78	3.93

KraneShares MSCI China Environment Index ETF
Actual Fund Return	$1,000.00	$954.40	0.78%	$3.53	(3)
Hypothetical 5% Return	1,000.00	1,019.54	0.78	3.93

KraneShares Electric Vehicles and Future Mobility Index ETF
Actual Fund Return	$1,000.00	$932.00	0.69%	$1.30	(4)
Hypothetical 5% Return	1,000.00	1,008.38	0.69	3.45

Kraneshares MSCI All China Healthcare Index ETF
Actual Fund Return	$1,000.00	$1,066.00	0.79%	$1.30	(5)
Hypothetical 5% Return	1,000.00	1,006.69	0.79	3.95

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period from 10/01/16-03/29/18).

(2) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 171/365 (to reflect the one-half year period from 10/11/17-03/29/18).

(3) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 170/365 (to reflect the one-half year period from 10/12/17-03/29/18).

(4) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 72/365 (to reflect the one-half year period from 01/18/18-03/29/18).

(5) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 60/365 (to reflect the one-half year period from 01/31/18-03/29/18).

Notice to Shareholders (Unaudited)

For shareholders that do not have a March 29, 2018 tax year end, this notice is for informational purposes only. For shareholders with a March 29, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended March 29, 2018, the Funds are designating the following items with regard to distributions paid during the year.

Return of Capital(1)	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(2)	Qualifying Dividend Income(3)	U.S. Government Interest(4)	Interest Related Dividends(5)	Short Term Capital Gain Dividends(6)	Foreign Tax Credit
KraneShares Bosera MSCI China A Share ETF(7)
0.00%	0.00%	100.00%	100.00%	0.00%	43.75%	0.00%	0.28%	100.00%	10.22%
KraneShares Zacks New China ETF(7)
0.00%	95.63%	4.37%	100.00%	0.00%	80.78%	0.00%	0.68%	0.00%	0.50%
KraneShares CSI China Internet ETF
0.00%	0.00%	100.00%	100.00%	0.00%	20.51%	0.00%	0.58%	0.00%	0.00%
KraneShares E Fund China Commercial Paper ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KraneShares FTSE Emerging Markets Plus ETF(7)
0.00%	0.00%	100.00%	100.00%	6.78%	100.00%	0.00%	0.39%	0.00%	15.58%
KraneShares MSCI One Belt One Road Index ETF(7)
0.00%	0.00%	100.00%	100.00%	0.41%	85.92%	0.00%	0.00%	0.00%	63.88%
KraneShares Emerging Markets Consumer Technology Index ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KraneShares MSCI China Environment Index ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KraneShares Electric Vehicles and Future Mobility Index ETF(7)
0.00%	0.00%	100.00%	100.00%	77.41%	89.52%	0.00%	0.00%	0.00%	100.00%
KraneShares MSCI All China Health Care Index ETF
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1) Return of capital is a payment received from the fund that is not considered to be taxable income. The return of capital distribution is considered to be a return of the investor’s original investment and reduces the investor’s cost basis in the fund.

(2) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(3) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(4) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(5) The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions that is exempt from U.S. withholding tax when paid for foreign investors.

(6) The percentage in this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempt from U.S. withholding tax when paid for foreign investors.

(7) The KraneShares Bosera MSCI China A Share ETF, KraneShares Zacks New China ETF, KraneShares FTSE Emerging Markets Plus ETF, KraneShares MSCI One Belt One Road Index ETF and KraneShares Electric Vehicles and Future Mobility Index ETF intend to pass through a foreign tax credit to their shareholders. For the fiscal year ended March 29, 2018, the total amount of foreign source income is $3,247,147, $70,643, $65,531, $113,674 and $8,866, respectively. The total amount of foreign tax to be paid is $335,369, $5,783, $6,021, $11,824 and $707, respectively. The allocable share of foreign tax credit will be reported on Form 1099-DIV.

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements.) The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at http://kraneshares.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

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KraneShares Trust:

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

1-855-857-2638

http://kraneshares.com/

Investment Adviser:

Krane Funds Advisors, LLC

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

KRS-AR-001-0500

KRS-AR-001-0500

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer or any person who performs a similar function. During the period covered by the report, there were no amendments to the code of ethics, and the Registrant did not grant any waivers from a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert, John Ferguson, is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$171,400	$0	N/A	$100,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	N/A	$0	$0	N/A
(c)	Tax Fees(1)	$33,280	$0	N/A	$20,000	$0	N/A
(d)	All Other Fees	$0	$0	N/A	$0	$0	N/A

Notes:

(1) These services included tax return preparation for the Funds.

(e)(1) Pursuant to the requirements of the Sarbanes Act, the SEC adopted Rule 2-01 under Regulation S-X, which, among other things, requires a fund’s audit committee to pre-approve certain audit and non-audit services that are provided by its independent auditors in order to ensure the auditors’ independence. The Registrant’s Board of Trustees has established an Audit Committee that has been charged with, among other things, assisting the Board of Trustees in its oversight of: the Registrant’s independent auditors; preapproving all audit and non-audit services provided by the Registrant’s independent auditors; the integrity of the Funds’ financial statements; the independent auditors’ qualifications and independence; and the use of appropriate accounting principles.

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows for KPMG:

	2018	2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)        Not applicable.

(g)       The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $33,280 and $20,000, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant's investment adviser or to entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of the Registrant's Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Messrs. Patrick Campo, John Ferguson and Matthew Stroyman.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) Based on the evaluation required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), the Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective.

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certification as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KraneShares Trust

By:	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: June 6, 2018

By:	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: June 6, 2018